Schedule of Investments (unaudited)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AAR Corp.(a)	9,522	$ 1,360,979
AeroVironment, Inc.(a)	10,186	1,681,403
AerSale Corp.(a)	7,539	47,646
Archer Aviation, Inc., Class A(a)(b)	167,292	791,291
Astronics Corp.(a)	7,819	635,372
Astronics Corp., Class B(a)	1,338	101,688
ATI, Inc.(a)	36,668	7,227,263
Axon Enterprise, Inc.(a)	20,602	11,549,687
Beta Technologies, Inc., Class A(a)	11,625	194,719
Boeing Co. (The)(a)	205,947	44,581,347
BWX Technologies, Inc.	24,568	4,782,161
Cadre Holdings, Inc.	6,804	193,982
Carpenter Technology Corp.	13,202	8,143,522
Curtiss-Wright Corp.	10,230	7,751,885
Ducommun, Inc.(a)	4,039	748,063
Firefly Aerospace, Inc.(a)(b)	21,144	621,634
FTAI Aviation Ltd.	27,767	7,511,807
General Dynamics Corp.	68,993	24,440,080
General Electric Co.	280,444	104,810,336
HEICO Corp.	11,496	4,094,760
HEICO Corp., Class A	20,328	5,242,794
Hexcel Corp.	21,386	2,139,883
Honeywell Aerospace, Inc.(a)	86,159	19,048,032
Howmet Aerospace, Inc.	108,082	29,058,927
Huntington Ingalls Industries, Inc.	10,559	2,955,359
Intuitive Machines, Inc., Class A(a)(b)	29,351	627,818
Karman Holdings, Inc.(a)	17,726	884,882
Kratos Defense & Security Solutions, Inc.(a)	48,813	2,433,816
L3Harris Technologies, Inc.	51,117	14,854,089
Leonardo DRS, Inc.	19,837	846,445
Loar Holdings, Inc.(a)(b)	11,709	943,862
Lockheed Martin Corp.	55,156	28,099,776
Mercury Systems, Inc.(a)	15,091	1,846,082
Moog, Inc., Class A	7,796	3,304,257
National Presto Industries, Inc.	1,677	209,608
Northrop Grumman Corp.	36,433	18,555,691
Park Aerospace Corp.	6,470	246,895
Red Cat Holdings, Inc.(a)(b)	48,274	514,118
Redwire Corp.(a)	51,864	634,297
Rocket Lab Corp.(a)	145,829	14,823,518
RTX Corp.	366,232	69,485,197
StandardAero, Inc.(a)	62,278	1,862,735
TAT Technologies Ltd.(a)(b)	4,410	212,694
Textron, Inc.	48,784	4,474,956
TransDigm Group, Inc.	15,097	20,109,808
V2X, Inc.(a)	6,620	493,587
Voyager Technologies, Inc., Class A(a)(b)	12,919	416,638
VSE Corp.	7,251	1,656,854
Woodward, Inc.	16,322	6,944,032
		484,196,275
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	32,367	6,096,001
Expeditors International of Washington, Inc.	35,380	5,766,232
FedEx Corp.	59,439	18,612,134
Forward Air Corp.(a)(b)	7,445	100,582
GXO Logistics, Inc.(a)(b)	31,517	1,597,912
Hub Group, Inc., Class A	17,621	771,624
United Parcel Service, Inc., Class B	202,769	21,797,667
		54,742,152
Security	Shares	Value
Automobile Components — 0.1%
Adient PLC(a)	25,317	$ 465,326
Aptiv PLC(a)(b)	58,806	3,609,512
BorgWarner, Inc.	58,236	3,866,870
Cooper-Standard Holdings, Inc.(a)	6,733	182,128
Dana, Inc.	34,628	942,228
Dauch Corp.(a)	61,604	333,894
Dorman Products, Inc.(a)(b)	7,527	1,027,059
Fox Factory Holding Corp.(a)	11,399	193,156
Garrett Motion, Inc.	47,905	1,735,598
Gentex Corp.	63,720	1,610,204
Gentherm, Inc.(a)	8,591	293,039
Goodyear Tire & Rubber Co. (The)(a)	76,427	504,418
LCI Industries	7,069	748,466
Lear Corp.	14,629	1,961,164
Patrick Industries, Inc.	8,970	805,327
Phinia, Inc.	10,279	846,681
QuantumScape Corp., Class A(a)	111,878	845,798
Solid Power, Inc., Class A(a)(b)	38,424	99,518
Standard Motor Products, Inc.	5,173	201,592
Versigent PLC(a)	19,517	819,909
Visteon Corp.	7,098	704,193
XPEL, Inc.(a)(b)	6,739	334,254
		22,130,334
Automobiles — 1.9%
Ford Motor Co.	1,056,024	14,678,734
General Motors Co.	243,866	18,797,191
Harley-Davidson, Inc.	31,400	768,044
Lucid Group, Inc.(a)(b)	34,302	229,480
Rivian Automotive, Inc., Class A(a)	228,325	3,961,439
Tesla, Inc.(a)	793,150	333,598,890
Thor Industries, Inc.	13,538	1,017,516
Winnebago Industries, Inc.	7,952	248,421
		373,299,715
Banks — 3.8%
1st Source Corp.	4,099	334,396
ACNB Corp.	3,251	193,044
Amalgamated Financial Corp.	5,153	236,523
Amerant Bancorp, Inc., Class A	7,881	201,123
Ameris Bancorp	16,858	1,521,603
Arrow Financial Corp.	5,058	207,327
Associated Banc-Corp	43,620	1,342,187
Atlantic Union Bankshares Corp.	41,562	1,758,488
Axos Financial, Inc.(a)	14,242	1,387,028
Banc of California, Inc.	34,912	713,252
BancFirst Corp.	6,067	674,226
Bancorp, Inc. (The)(a)	11,133	697,371
Bank First Corp.	2,986	442,973
Bank of America Corp.	1,795,687	102,318,245
Bank of Hawaii Corp.	10,736	874,877
Bank of Marin Bancorp	4,573	126,672
Bank of NT Butterfield & Son Ltd. (The)	10,718	637,721
Bank OZK	29,776	1,551,032
BankUnited, Inc.	20,108	974,233
Banner Corp.	9,996	664,134
Bar Harbor Bankshares	4,881	184,307
BayCom Corp.	6,317	207,829
BCB Bancorp, Inc.	5,841	62,616
Beacon Financial Corp.	19,886	605,529
BOK Financial Corp.	6,154	854,668
Bridgewater Bancshares, Inc.(a)(b)	8,298	174,590
Burke & Herbert Financial Services Corp.	3,979	285,931
Business First Bancshares, Inc.	6,640	204,047

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Byline Bancorp, Inc.	7,470	$ 281,320
California BanCorp	9,097	189,581
Camden National Corp.	3,778	204,843
Capital City Bank Group, Inc.	4,635	229,062
Capitol Federal Financial, Inc.	40,267	342,672
Carter Bankshares, Inc.	8,437	286,942
Cathay General Bancorp	17,090	1,059,409
Central Pacific Financial Corp.	8,158	311,636
ChoiceOne Financial Services, Inc.	5,516	187,544
Citigroup, Inc.	462,573	64,741,717
Citizens & Northern Corp.	5,895	137,412
Citizens Financial Group, Inc.	114,706	8,037,449
Citizens Financial Services, Inc.	1,416	102,575
City Holding Co.	3,798	503,767
Civista Bancshares, Inc.	6,129	172,960
CNB Financial Corp.	5,151	173,640
Coastal Financial Corp.(a)	2,839	220,051
Colony Bankcorp, Inc.	2,368	47,573
Columbia Banking System, Inc.	83,092	2,663,099
Columbia Financial, Inc.(a)	8,739	185,442
Commerce Bancshares, Inc.	35,661	2,059,423
Community Financial System, Inc.	14,181	951,829
Community Trust Bancorp, Inc.	3,904	282,493
Community West Bancshares	7,258	194,950
ConnectOne Bancorp, Inc.	14,070	470,501
Cullen/Frost Bankers, Inc.	16,444	2,540,927
Customers Bancorp, Inc.(a)	7,584	599,894
CVB Financial Corp.	45,508	1,026,205
Dime Commercial Bancshares, Inc.	9,501	386,216
Eagle Bancorp, Inc.	7,950	225,701
East West Bancorp, Inc.	37,874	4,889,155
Eastern Bankshares, Inc.	60,731	1,350,657
Enterprise Financial Services Corp.	9,500	625,860
Equity Bancshares, Inc., Class A	4,026	197,234
Esquire Financial Holdings, Inc.	2,327	277,169
Farmers & Merchants Bancorp, Inc.	4,421	135,194
Farmers National Banc Corp.	22,511	328,661
FB Financial Corp.	10,566	584,828
Fidelity D&D Bancorp, Inc.	2,366	121,660
Fifth Third Bancorp	246,095	13,872,375
Financial Institutions, Inc.	4,696	183,003
First Bancorp, Inc. (The)	3,845	133,883
First BanCorp/Puerto Rico	43,678	1,138,685
First Bancorp/Southern Pines NC	12,233	782,056
First Bank	9,530	168,967
First Busey Corp.	22,918	676,081
First Business Financial Services, Inc.	3,368	212,757
First Citizens BancShares, Inc., Class A	2,170	4,515,314
First Commonwealth Financial Corp.	24,481	497,699
First Community Bankshares, Inc.	4,479	198,957
First Financial Bancorp	24,808	839,255
First Financial Bankshares, Inc.	35,010	1,211,346
First Financial Corp.	2,840	219,930
First Hawaiian, Inc.	35,944	1,053,159
First Horizon Corp.	136,040	3,488,066
First Internet Bancorp	4,081	113,452
First Interstate BancSystem, Inc., Class A	24,052	927,445
First Merchants Corp.	14,549	635,646
First Mid Bancshares, Inc.	7,057	339,371
Firstsun Capital Bancorp(a)(b)	6,414	248,735
Five Star Bancorp	3,979	193,738
Flagstar Bank N.A.	81,508	1,217,730
Security	Shares	Value
Banks (continued)
FNB Corp.	95,425	$ 1,820,709
FS Bancorp, Inc.	3,285	142,569
Fulton Financial Corp.	49,408	1,195,180
German American Bancorp, Inc.	10,754	510,385
Glacier Bancorp, Inc.	35,304	1,820,980
Great Southern Bancorp, Inc.	2,624	205,748
Hancock Whitney Corp.	23,988	1,792,383
Hanmi Financial Corp.	8,508	275,659
HBT Financial, Inc.	5,212	166,732
Heritage Financial Corp.	18,066	535,115
Hilltop Holdings, Inc.	14,025	543,889
Hingham Institution For Savings (The)(b)	480	147,432
Home Bancorp, Inc.	2,943	201,654
Home BancShares, Inc.	53,292	1,521,487
HomeTrust Bancshares, Inc.	5,520	275,393
Hope Bancorp, Inc.	29,417	402,425
Horizon Bancorp, Inc.	10,726	214,305
Huntington Bancshares, Inc.	546,559	9,690,491
Independent Bank Corp.	14,433	1,208,331
Independent Bank Corp.	5,026	181,288
International Bancshares Corp.	14,882	1,130,288
John Marshall Bancorp, Inc.	5,989	130,560
JPMorgan Chase & Co.	725,975	237,633,397
Kearny Financial Corp.	15,903	150,442
KeyCorp	249,145	5,742,792
Lakeland Financial Corp.	5,909	364,703
Live Oak Bancshares, Inc.	8,599	351,183
M&T Bank Corp.	39,844	9,483,270
Mechanics Bancorp, Class A	17,261	274,450
Mercantile Bank Corp.	4,835	277,626
Metrocity Bankshares, Inc.	7,693	276,102
Metropolitan Bank Holding Corp.	2,505	247,394
Mid Penn Bancorp, Inc.	5,687	198,135
Midland States Bancorp, Inc.	6,322	196,867
MVB Financial Corp.	5,680	164,777
National Bank Holdings Corp., Class A	9,279	412,266
NB Bancorp, Inc.	10,484	221,527
NBT Bancorp, Inc.	11,946	589,774
Nicolet Bankshares, Inc.	5,211	861,847
Northeast Bank	1,281	169,771
Northeast Community Bancorp, Inc.	7,203	199,811
Northfield Bancorp, Inc.	12,448	183,359
Northrim BanCorp, Inc.	10,108	280,396
Northwest Bancshares, Inc.	38,439	582,735
NU Holdings Ltd., Class A(a)	941,450	12,577,772
OceanFirst Financial Corp.	22,755	444,405
OFG Bancorp	10,977	538,641
Old National Bancorp	94,162	2,438,796
Old Second Bancorp, Inc.	12,119	282,615
Orange County Bancorp, Inc.	5,324	195,817
Origin Bancorp, Inc.	7,133	364,853
Orrstown Financial Services, Inc.	6,603	269,600
Park National Corp.	3,612	660,960
Pathward Financial, Inc.	6,353	553,092
Peapack-Gladstone Financial Corp.	4,923	233,006
Peoples Bancorp, Inc.	9,804	376,572
Peoples Financial Services Corp.	3,296	218,756
Pinnacle Financial Partners, Inc.	40,696	4,105,412
PNC Financial Services Group, Inc. (The)	109,031	26,845,613
Popular, Inc.	18,099	2,971,494
Preferred Bank	2,134	226,759
Primis Financial Corp.	9,884	161,801

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	25,109	$ 1,833,710
Provident Financial Services, Inc.	36,608	865,413
QCR Holdings, Inc.	5,143	500,671
RBB Bancorp	4,960	135,978
Red River Bancshares, Inc.	2,092	190,958
Regions Financial Corp.	236,342	7,137,528
Renasant Corp.	26,308	1,119,142
Republic Bancorp, Inc., Class A	3,181	287,658
S&T Bancorp, Inc.	9,079	445,597
Seacoast Banking Corp. of Florida	22,512	748,524
ServisFirst Bancshares, Inc.	13,898	1,205,651
Shore Bancshares, Inc.	6,905	158,470
Sierra Bancorp	2,188	89,183
Simmons First National Corp., Class A	37,653	852,840
SmartFinancial, Inc.	6,528	306,294
South Plains Financial, Inc.	3,605	155,321
Southern First Bancshares, Inc.(a)(b)	2,957	180,673
Southern Missouri Bancorp, Inc.	2,601	198,222
Southside Bancshares, Inc.	9,676	340,498
Southstate Bank Corp.	26,999	2,697,200
Stellar Bancorp, Inc.	13,835	543,992
Stock Yards Bancorp, Inc.	7,709	589,507
Texas Capital Bancshares, Inc.	13,243	1,367,472
Third Coast Bancshares, Inc.(a)(b)	5,855	236,542
Timberland Bancorp, Inc.	3,860	172,967
Tompkins Financial Corp.	3,478	328,741
Towne Bank	22,385	811,232
TriCo Bancshares	7,399	398,436
Triumph Financial, Inc.(a)	5,898	450,076
Truist Financial Corp.	338,433	16,860,732
TrustCo Bank Corp.	5,386	295,745
Trustmark Corp.	16,976	781,066
U.S. Bancorp	422,546	25,521,778
UMB Financial Corp.	19,850	2,833,786
United Bankshares, Inc.	35,911	1,645,801
United Community Banks, Inc.	31,392	1,101,545
Unity Bancorp, Inc.	3,540	207,763
Univest Financial Corp.	7,305	319,594
Valley National Bancorp	126,234	1,849,328
WaFd, Inc.	19,699	755,851
Washington Trust Bancorp, Inc.	3,648	133,079
Webster Financial Corp.	44,576	3,406,498
Wells Fargo & Co.	831,737	68,734,746
WesBanco, Inc.	24,103	940,740
West BanCorp, Inc.	5,820	154,405
Westamerica BanCorp	7,843	460,149
Western Alliance Bancorp	28,708	2,359,798
Wintrust Financial Corp.	17,394	2,795,564
WSFS Financial Corp.	16,183	1,241,722
Zions Bancorp N.A.	39,919	2,761,996
		745,582,646
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(a)	2,459	435,317
Brown-Forman Corp., Class A	14,379	393,409
Brown-Forman Corp., Class B, NVS	40,027	1,066,719
Celsius Holdings, Inc.(a)	44,599	1,305,859
Coca-Cola Co. (The)	1,055,272	85,761,955
Coca-Cola Consolidated, Inc.	15,408	2,941,695
Constellation Brands, Inc., Class A	37,485	5,213,789
Keurig Dr. Pepper, Inc.	351,064	11,490,325
MGP Ingredients, Inc.	3,927	68,801
Molson Coors Beverage Co., Class B	41,569	1,619,528
Security	Shares	Value
Beverages (continued)
Monster Beverage Corp.(a)	189,539	$ 18,218,489
National Beverage Corp.(a)	6,829	213,065
PepsiCo, Inc.	370,579	50,176,397
Primo Brands Corp., Class A	66,275	1,619,761
Vita Coco Co., Inc. (The)(a)	12,038	796,193
		181,321,302
Biotechnology — 2.3%
4D Molecular Therapeutics, Inc.(a)	12,659	168,365
AbbVie, Inc.	480,710	120,965,864
Absci Corp.(a)	35,370	409,938
ACADIA Pharmaceuticals, Inc.(a)	35,098	887,979
ADC Therapeutics SA(a)	47,613	50,946
ADMA Biologics, Inc.(a)	65,645	549,449
Agios Pharmaceuticals, Inc.(a)(b)	16,518	612,983
Akebia Therapeutics, Inc.(a)	45,659	52,051
Aktis Oncology, Inc.(a)	9,467	305,121
Alector, Inc.(a)	16,418	33,000
Alkermes PLC(a)	43,151	2,260,897
Allogene Therapeutics, Inc.(a)	25,253	52,526
Alnylam Pharmaceuticals, Inc.(a)	36,186	10,893,072
Altimmune, Inc.(a)(b)	23,262	70,716
Amgen, Inc.	146,845	53,175,511
AnaptysBio, Inc.(a)	7,378	498,015
Anavex Life Sciences Corp.(a)(b)	19,576	50,702
Anika Therapeutics, Inc.(a)	6,103	89,287
Annexon, Inc.(a)	23,605	134,785
Apogee Therapeutics, Inc.(a)	11,131	1,477,418
Arbutus Biopharma Corp.(a)(b)	49,200	236,160
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,918	59,929
Arcus Biosciences, Inc.(a)	21,086	650,081
Arcutis Biotherapeutics, Inc.(a)	31,278	820,109
Ardelyx, Inc.(a)(b)	56,878	290,078
ArriVent Biopharma, Inc.(a)(b)	7,617	264,615
Arrowhead Pharmaceuticals, Inc.(a)	35,710	2,910,722
ARS Pharmaceuticals, Inc.(a)(b)	17,653	141,401
Ascendis Pharma A/S(a)(b)	13,522	3,606,588
Atrium Therapeutics, Inc.(a)	3,263	43,887
Aura Biosciences, Inc.(a)	8,840	62,764
Aurinia Pharmaceuticals, Inc.(a)	38,276	649,544
Avalo Therapeutics, Inc.(a)	11,065	204,481
Beam Therapeutics, Inc.(a)(b)	24,765	849,935
Bicara Therapeutics, Inc.(a)(b)	9,424	279,799
BioCryst Pharmaceuticals, Inc.(a)(b)	72,140	721,400
Biogen, Inc.(a)	39,872	8,614,744
Biohaven Ltd.(a)	36,519	543,403
BioMarin Pharmaceutical, Inc.(a)	50,635	2,897,335
Bridgebio Pharma, Inc.(a)	45,900	3,418,632
Bright Minds Biosciences, Inc.(a)(b)	1,999	140,330
Candel Therapeutics, Inc.(a)	20,407	210,192
Capricor Therapeutics, Inc.(a)	13,040	314,003
CareDx, Inc.(a)	13,079	372,751
Caris Life Sciences, Inc.(a)	35,158	626,516
Catalyst Pharmaceuticals, Inc.(a)	32,975	1,036,404
Celcuity, Inc.(a)(b)	9,562	1,000,376
Celldex Therapeutics, Inc.(a)(b)	22,343	831,383
CG oncology, Inc.(a)(b)	19,540	1,388,317
Cogent Biosciences, Inc.(a)(b)	44,244	1,712,243
Coherus Oncology, Inc.(a)(b)	16,832	23,565
Compass Therapeutics, Inc.(a)(b)	33,835	74,099
Corvus Pharmaceuticals, Inc.(a)(b)	22,417	334,910
CRISPR Therapeutics AG(a)(b)	25,429	1,386,898
Cullinan Therapeutics, Inc.(a)(b)	16,823	306,347

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Cytokinetics, Inc.(a)	35,654	$ 3,037,364
CytomX Therapeutics, Inc.(a)	59,101	221,629
Damora Therapeutics, Inc.(a)(b)	14,132	367,573
Denali Therapeutics, Inc.(a)	41,415	1,065,194
Design Therapeutics, Inc.(a)	9,044	130,867
Dianthus Therapeutics, Inc.(a)(b)	12,536	1,222,009
Disc Medicine, Inc.(a)	8,361	611,524
Dyne Therapeutics, Inc.(a)	38,837	862,570
Editas Medicine, Inc.(a)(b)	18,999	61,557
Emergent BioSolutions, Inc.(a)(b)	14,381	120,513
Enanta Pharmaceuticals, Inc.(a)	4,904	71,500
Entrada Therapeutics, Inc.(a)(b)	7,586	55,833
Erasca, Inc.(a)	46,739	856,258
Exelixis, Inc.(a)	67,671	3,681,979
First Tracks Biotherapeutics, Inc.(a)(b)	7,378	148,445
Geron Corp.(a)	167,798	214,781
Gilead Sciences, Inc.	337,303	42,614,861
GRAIL, Inc.(a)	11,691	798,145
Halozyme Therapeutics, Inc.(a)	33,591	2,629,168
Heron Therapeutics, Inc.(a)(b)	28,595	12,204
Hyperliquid Strategies, Inc.(a)	33,281	261,921
Ideaya Biosciences, Inc.(a)(b)	22,072	822,623
ImmunityBio, Inc.(a)(b)	104,487	914,784
Immunome, Inc.(a)(b)	31,102	659,051
Immunovant, Inc.(a)(b)	23,736	914,548
Incyte Corp.(a)	43,333	4,912,229
Inhibrx Biosciences, Inc.(a)	1,941	183,910
Insmed, Inc.(a)	56,965	6,073,608
Intellia Therapeutics, Inc.(a)(b)	35,791	605,584
Ionis Pharmaceuticals, Inc.(a)(b)	45,009	3,568,764
Iovance Biotherapeutics, Inc.(a)	64,487	268,266
Ironwood Pharmaceuticals, Inc., Class A(a)	40,983	172,538
Jade Biosciences, Inc.(a)(b)	14,879	330,611
Janux Therapeutics, Inc.(a)	13,496	207,299
Kailera Therapeutics, Inc.(a)	12,223	269,273
Keros Therapeutics, Inc.(a)	7,071	75,660
Kiniksa Pharmaceuticals International PLC(a)	11,224	717,775
Kodiak Sciences, Inc.(a)	14,344	558,842
Korro Bio, Inc.(a)(b)	3,288	43,336
Krystal Biotech, Inc.(a)	6,735	2,503,197
Kura Oncology, Inc.(a)(b)	16,935	185,777
Kymera Therapeutics, Inc.(a)	16,905	1,938,496
Larimar Therapeutics, Inc.(a)(b)	17,177	52,390
Lexeo Therapeutics, Inc.(a)	19,284	89,767
Madrigal Pharmaceuticals, Inc.(a)(b)	4,983	2,675,622
MannKind Corp.(a)(b)	83,130	354,134
MeiraGTx Holdings PLC(a)	17,416	235,290
MiMedx Group, Inc.(a)	33,939	130,665
Mineralys Therapeutics, Inc.(a)	11,063	298,480
Mirum Pharmaceuticals, Inc.(a)(b)	12,579	1,472,624
Moderna, Inc.(a)(b)	100,098	7,009,863
Monte Rosa Therapeutics, Inc.(a)(b)	14,404	348,577
Myriad Genetics, Inc.(a)	23,101	131,907
Natera, Inc.(a)	37,072	10,063,194
Neurocrine Biosciences, Inc.(a)	26,693	4,498,705
Neurogene, Inc.(a)(b)	4,456	140,141
Nkarta, Inc.(a)(b)	8,863	25,082
Novavax, Inc.(a)(b)	41,585	391,731
Nurix Therapeutics, Inc.(a)(b)	27,365	663,875
Nuvalent, Inc., Class A(a)	13,465	1,662,927
Olema Pharmaceuticals, Inc.(a)(b)	17,354	217,099
Organogenesis Holdings, Inc., Class A(a)(b)	31,506	76,560
Security	Shares	Value
Biotechnology (continued)
ORIC Pharmaceuticals, Inc.(a)	17,480	$ 189,308
Oruka Therapeutics, Inc.(a)	13,391	1,274,421
Palvella Therapeutics, Inc.(a)	3,376	515,920
Perspective Therapeutics, Inc.(a)(b)	14,999	51,147
Praxis Precision Medicines, Inc.(a)(b)	6,873	2,301,012
Precigen, Inc.(a)(b)	61,463	350,339
Prime Medicine, Inc.(a)(b)	10,551	38,933
Protagonist Therapeutics, Inc.(a)	16,068	1,969,615
Prothena Corp. PLC(a)	10,932	107,024
PTC Therapeutics, Inc.(a)	22,422	1,828,963
Recursion Pharmaceuticals, Inc., Class A(a)(b)	97,958	359,506
Regeneron Pharmaceuticals, Inc.	27,446	17,113,679
REGENXBIO, Inc.(a)(b)	9,414	112,780
Relay Therapeutics, Inc.(a)(b)	42,169	788,982
Replimune Group, Inc.(a)	22,903	253,536
Revolution Medicines, Inc.(a)	51,935	9,726,387
Rhythm Pharmaceuticals, Inc.(a)(b)	14,032	1,557,973
Rigel Pharmaceuticals, Inc.(a)(b)	6,476	253,341
Rocket Pharmaceuticals, Inc.(a)	18,971	64,881
Roivant Sciences Ltd.(a)	132,840	4,701,208
Sana Biotechnology, Inc.(a)(b)	49,601	173,107
Sarepta Therapeutics, Inc.(a)	25,273	454,156
Savara, Inc.(a)(b)	42,606	262,453
Scholar Rock Holding Corp.(a)(b)	29,610	1,628,550
SELLAS Life Sciences Group, Inc.(a)(b)	43,882	647,698
Sionna Therapeutics, Inc.(a)	4,316	189,861
Solid Biosciences, Inc.(a)	24,306	242,817
Spyre Therapeutics, Inc.(a)	19,844	1,761,750
Stoke Therapeutics, Inc.(a)(b)	13,566	443,880
Summit Therapeutics, Inc.(a)(b)	31,658	461,257
Syndax Pharmaceuticals, Inc.(a)	19,947	436,041
Tango Therapeutics, Inc.(a)(b)	33,140	1,035,956
Taysha Gene Therapies, Inc.(a)(b)	69,919	476,148
Tectonic Therapeutic, Inc.(a)(b)	5,384	185,075
TG Therapeutics, Inc.(a)	40,745	2,238,530
Travere Therapeutics, Inc.(a)	22,266	1,264,931
Twist Bioscience Corp.(a)	15,334	1,577,562
Tyra Biosciences, Inc.(a)(b)	6,599	210,772
Ultragenyx Pharmaceutical, Inc.(a)(b)	25,474	850,577
United Therapeutics Corp.(a)	11,557	6,261,929
Upstream Bio, Inc.(a)(b)	9,559	66,148
UroGen Pharma Ltd.(a)	15,212	559,802
Vanda Pharmaceuticals, Inc.(a)	15,095	92,381
Vaxcyte, Inc.(a)	34,019	1,977,524
Vera Therapeutics, Inc., Class A(a)	14,913	639,917
Veracyte, Inc.(a)(b)	20,227	1,187,932
Verastem, Inc.(a)(b)	31,128	118,909
Vericel Corp.(a)	14,531	646,484
Vertex Pharmaceuticals, Inc.(a)	69,184	34,365,768
Viking Therapeutics, Inc.(a)	27,801	1,084,517
Vir Biotechnology, Inc.(a)(b)	20,416	208,039
Viridian Therapeutics, Inc.(a)	19,354	355,533
Vor BioPharma, Inc.(a)(b)	12,316	226,738
Voyager Therapeutics, Inc.(a)	9,103	31,861
Xencor, Inc.(a)	15,170	244,237
Xenon Pharmaceuticals, Inc.(a)	26,772	1,615,958
Zenas Biopharma, Inc.(a)(b)	4,706	119,438
Zymeworks, Inc.(a)	14,241	372,260
		453,548,716
Broadline Retail — 3.3%
Amazon.com, Inc.(a)	2,633,853	627,752,524
Coupang, Inc., Class A(a)	338,267	5,875,698

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail (continued)
Dillard’s, Inc., Class A(b)	771	$ 407,412
eBay, Inc.	120,664	13,484,202
Etsy, Inc.(a)	25,188	1,897,412
Groupon, Inc.(a)(b)	6,703	161,274
Kohl’s Corp.	29,781	527,719
Macy’s, Inc.	74,945	1,764,955
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,267	1,327,487
Savers Value Village, Inc.(a)(b)	6,967	70,297
		653,268,980
Building Products — 0.6%
A. O. Smith Corp.	32,324	2,027,361
AAON, Inc.	17,830	2,261,914
Advanced Drainage Systems, Inc.	19,450	3,052,872
Allegion PLC	23,448	3,294,210
Apogee Enterprises, Inc.	7,085	324,068
Armstrong World Industries, Inc.	12,311	1,974,931
AZZ, Inc.	8,523	1,321,491
Builders FirstSource, Inc.(a)	29,954	2,680,284
Carlisle Cos., Inc.	10,887	3,949,259
Carrier Global Corp.	212,008	15,550,787
CSW Industrials, Inc.	4,472	1,244,558
Fortune Brands Innovations, Inc.	33,188	1,822,021
Gibraltar Industries, Inc.(a)	8,264	372,706
Griffon Corp.	11,279	1,100,041
Hayward Holdings, Inc.(a)	53,787	931,053
Insteel Industries, Inc.	5,038	152,148
Janus International Group, Inc.(a)	38,202	212,021
Johnson Controls International PLC	166,775	24,367,495
Lennox International, Inc.	8,539	4,892,420
Masco Corp.	54,763	4,456,065
Masterbrand, Inc.(a)	59,625	613,541
Modine Manufacturing Co.(a)	14,487	3,868,319
Owens Corning	21,626	3,437,669
Quanex Building Products Corp.	11,925	222,043
Resideo Technologies, Inc.(a)	33,294	1,035,443
Simpson Manufacturing Co., Inc.	11,799	2,470,121
Tecnoglass, Inc.	6,049	283,154
Trane Technologies PLC	59,983	29,461,250
Trex Co., Inc.(a)	28,956	1,448,958
UFP Industries, Inc.	16,589	1,505,286
Zurn Elkay Water Solutions Corp.	39,543	1,998,108
		122,331,597
Capital Markets — 2.9%
Acadian Asset Management, Inc.	8,663	619,578
Affiliated Managers Group, Inc.	6,922	2,342,405
Ameriprise Financial, Inc.	24,925	11,434,593
Ares Management Corp., Class A	53,434	5,947,739
Artisan Partners Asset Management, Inc., Class A	15,223	525,650
Bank of New York Mellon Corp. (The)	186,250	26,933,612
BGC Group, Inc., Class A	89,929	961,341
BlackRock, Inc.(c)	41,535	39,938,395
Blackstone, Inc., Class A	203,359	23,929,254
Blue Owl Capital, Inc., Class A	165,365	1,446,944
Brookfield Asset Management Ltd., Class A	99,318	4,454,412
Bullish(a)(b)	9,000	210,870
Carlyle Group, Inc. (The)	70,899	2,985,557
Cboe Global Markets, Inc.	28,184	6,839,411
Charles Schwab Corp. (The)	443,768	40,946,473
CME Group, Inc., Class A	97,900	21,619,257
Cohen & Steers, Inc.	8,083	615,440
Coinbase Global, Inc., Class A(a)	59,257	8,662,781
DigitalBridge Group, Inc., Class A	42,770	674,911
Security	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.(a)	6,550	$ 274,772
Evercore, Inc., Class A	10,016	3,419,863
FactSet Research Systems, Inc.(b)	10,461	2,406,867
Franklin Resources, Inc.	73,107	2,432,270
Freedom Holding Corp.(a)(b)	4,778	623,386
Galaxy Digital, Inc., Class A(a)	50,731	1,386,986
GCM Grosvenor, Inc., Class A	13,225	162,668
Goldman Sachs Group, Inc. (The)	78,299	79,189,260
Hamilton Lane, Inc., Class A	10,778	849,630
Houlihan Lokey, Inc., Class A	14,937	2,003,500
Interactive Brokers Group, Inc., Class A	116,472	10,137,723
Intercontinental Exchange, Inc.	152,585	18,784,739
Invesco Ltd.	101,706	2,684,021
Jefferies Financial Group, Inc.	41,506	2,074,470
KKR & Co., Inc., Class A	185,754	17,048,502
Lazard, Inc.	24,684	1,035,247
LPL Financial Holdings, Inc.	21,526	6,063,444
Marex Group PLC	17,450	1,063,577
MarketAxess Holdings, Inc.	9,924	1,126,275
Miami International Holdings, Inc.(a)(b)	20,275	753,419
Moelis & Co., Class A	16,331	1,068,374
Moody’s Corp.	40,757	18,459,660
Morgan Stanley	304,295	63,609,827
Morningstar, Inc.	6,375	994,627
MSCI, Inc., Class A	19,083	10,687,243
Nasdaq, Inc.	120,842	9,524,766
Northern Trust Corp.	50,498	8,778,572
Open Lending Corp., Class A(a)	27,320	84,965
Patria Investments Ltd., Class A	32,291	354,555
Perella Weinberg Partners, Class A	16,263	259,557
Piper Sandler Cos.	18,092	1,308,775
PJT Partners, Inc., Class A	6,387	964,054
Raymond James Financial, Inc.	48,378	7,354,907
Ridgepost Capital, Inc., Class A	9,962	78,401
Robinhood Markets, Inc., Class A(a)	206,733	20,731,185
S&P Global, Inc.	79,946	32,558,808
SEI Investments Co.	27,319	2,396,149
State Street Corp.	72,635	12,318,896
StepStone Group, Inc., Class A	18,668	772,108
Stifel Financial Corp.	41,793	2,915,898
StoneX Group, Inc.(a)	20,278	2,402,943
T Rowe Price Group, Inc.	57,182	6,501,022
TPG, Inc., Class A	35,097	1,423,183
Tradeweb Markets, Inc., Class A	32,041	3,193,206
Victory Capital Holdings, Inc., Class A	11,076	931,049
Virtu Financial, Inc., Class A	22,087	1,315,723
Virtus Investment Partners, Inc.	1,779	255,287
Webull Corp., Class A(a)(b)	73,566	479,650
WisdomTree, Inc.	40,134	679,870
XP, Inc., Class A	110,694	1,799,884
		568,812,386
Chemicals — 1.1%
AdvanSix, Inc.	8,003	159,100
Air Products & Chemicals, Inc.	59,457	17,431,603
Albemarle Corp.	32,393	4,374,027
Ashland, Inc.	13,915	916,859
ASP Isotopes, Inc.(a)(b)	20,964	130,396
Aspen Aerogels, Inc.(a)	16,000	101,440
Avient Corp.	23,385	864,310
Axalta Coating Systems Ltd.(a)	61,666	2,110,210
Balchem Corp.	8,285	1,399,751
Cabot Corp.	14,344	1,302,722

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Celanese Corp., Class A	30,221	$ 1,390,166
CF Industries Holdings, Inc.	41,754	4,520,288
Chemours Co. (The)	38,864	797,489
Core Molding Technologies, Inc.(a)	4,190	98,884
Corteva, Inc.	182,001	15,413,665
Dow, Inc.	191,672	5,244,146
DuPont de Nemours, Inc.	37,828	5,130,990
Eastman Chemical Co.	32,306	2,163,856
Ecolab, Inc.	67,960	18,934,336
Ecovyst, Inc.(a)	26,050	324,322
Element Solutions, Inc.	59,857	2,858,172
FMC Corp.	33,538	385,687
Hawkins, Inc.	5,690	808,549
HB Fuller Co.	15,321	893,061
Huntsman Corp.	45,802	486,417
Ingevity Corp.(a)	9,885	738,113
Innospec, Inc.	6,612	538,151
International Flavors & Fragrances, Inc.	69,465	5,503,017
Intrepid Potash, Inc.(a)	2,936	96,242
Koppers Holdings, Inc.	5,314	238,599
Linde PLC	125,194	64,968,174
LSB Industries, Inc.(a)	19,785	213,876
LyondellBasell Industries NV, Class A	70,547	3,714,299
Mativ Holdings, Inc.	14,012	106,071
Minerals Technologies, Inc.	8,212	607,442
Mosaic Co. (The)	84,595	1,792,568
NewMarket Corp.	1,596	1,262,819
Olin Corp.	33,963	673,147
Orion SA	16,246	107,711
Perimeter Solutions, Inc.(a)	39,104	1,394,058
PPG Industries, Inc.	60,571	7,346,656
PureCycle Technologies, Inc.(a)(b)	28,199	228,694
Quaker Chemical Corp.	3,606	572,885
Rayonier Advanced Materials, Inc.(a)	16,484	129,564
RPM International, Inc.	35,171	3,909,257
Scotts Miracle-Gro Co. (The)	10,900	742,399
Sensient Technologies Corp.	11,603	1,430,534
Sherwin-Williams Co. (The)	62,769	21,612,622
Solstice Advanced Materials, Inc.	43,189	3,826,545
Stepan Co.	6,205	345,743
Tronox Holdings PLC, Class A	34,553	217,684
Westlake Corp.	9,189	670,797
		211,228,113
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	17,808	787,826
ACCO Brands Corp.	28,230	117,437
ACV Auctions, Inc., Class A(a)	42,014	302,081
BrightView Holdings, Inc.(a)	14,146	200,449
Brink’s Co. (The)	11,845	1,119,234
Casella Waste Systems, Inc., Class A(a)(b)	17,558	1,702,599
Cimpress PLC(a)	4,524	460,091
Cintas Corp.	92,580	15,746,006
Clean Harbors, Inc.(a)	13,704	4,094,070
Copart, Inc.(a)	241,146	6,797,906
CoreCivic, Inc.(a)	31,056	943,481
Deluxe Corp.	11,066	264,256
Ennis, Inc.	6,614	140,548
Enviri Corp.(a)(b)	7,846	172,220
GEO Group, Inc. (The)(a)	33,660	994,653
GFL Environmental, Inc.	70,597	2,597,264
Healthcare Services Group, Inc.(a)	20,547	504,634
HNI Corp.	18,708	755,990
Security	Shares	Value
Commercial Services & Supplies (continued)
Interface, Inc., Class A	14,661	$ 525,450
Liquidity Services, Inc.(a)	6,852	268,050
Millerknoll, Inc.	21,369	437,210
MSA Safety, Inc.	9,792	1,709,487
Onterris, Inc.(a)(b)	9,124	184,396
OPENLANE, Inc.(a)	28,952	1,193,981
Pitney Bowes, Inc.	49	859
RB Global, Inc.(b)	50,658	5,899,124
Republic Services, Inc.	54,018	11,510,155
Rollins, Inc.	81,661	3,408,530
Tetra Tech, Inc.	72,292	2,088,516
UniFirst Corp.	4,186	1,107,030
Veralto Corp.	67,508	5,986,609
Vestis Corp.(a)	24,735	359,152
Waste Management, Inc.	101,164	22,547,432
		94,926,726
Communications Equipment — 1.3%
ADTRAN Holdings, Inc.(a)	18,798	261,292
Applied Optoelectronics, Inc.(a)(b)	20,951	3,104,100
Arista Networks, Inc.(a)	283,543	48,168,285
Aviat Networks, Inc.(a)(b)	3,596	79,831
Calix, Inc.(a)	14,758	550,769
Ciena Corp.(a)	38,192	18,735,468
Cisco Systems, Inc.	1,072,727	126,002,513
Clearfield, Inc.(a)(b)	3,463	137,793
Digi International, Inc.(a)	8,802	659,710
Extreme Networks, Inc.(a)	35,696	1,155,480
F5, Inc.(a)	15,453	6,427,830
Harmonic, Inc.(a)	32,618	532,652
Lumentum Holdings, Inc.(a)	19,289	16,551,119
Motorola Solutions, Inc.	45,293	18,809,730
NETGEAR, Inc.(a)	8,898	207,768
NetScout Systems, Inc.(a)	16,820	732,511
Ondas, Inc.(a)(b)	129,287	1,065,325
Ribbon Communications, Inc.(a)	23,819	55,736
Ubiquiti, Inc.(b)	1,073	573,014
Viasat, Inc.(a)	31,640	2,841,588
Viavi Solutions, Inc.(a)	63,404	3,027,541
Vistance Networks, Inc.	62,066	793,204
		250,473,259
Construction & Engineering — 0.5%
AECOM	36,218	2,528,016
Ameresco, Inc., Class A(a)(b)	8,122	224,167
API Group Corp.(a)	99,870	4,229,495
Arcosa, Inc.	12,997	1,888,334
Argan, Inc.	3,595	2,870,787
Bowman Consulting Group Ltd.(a)(b)	3,391	99,017
Cardinal Infrastructure Group, Inc., Class A(a)	3,601	339,214
Centuri Holdings, Inc.(a)	21,815	659,686
Comfort Systems U.S.A., Inc.	9,439	18,707,626
Construction Partners, Inc., Class A(a)(b)	11,907	1,414,194
Dycom Industries, Inc.(a)	7,967	4,028,036
EMCOR Group, Inc.	11,990	9,950,261
Everus Construction Group, Inc.(a)	13,243	2,197,676
Fluor Corp.(a)	38,056	1,993,754
Granite Construction, Inc.	11,230	1,775,238
IES Holdings, Inc.(a)(b)	2,562	1,882,199
Legence Corp., Class A(a)	13,822	1,178,049
Limbach Holdings, Inc.(a)(b)	2,587	199,199
MasTec, Inc.(a)	17,027	7,084,254
MYR Group, Inc.(a)	4,134	2,068,654
NWPX Infrastructure, Inc.(a)(b)	2,557	383,397

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Primoris Services Corp.	13,854	$ 1,373,208
Quanta Services, Inc.	40,291	29,011,132
Solv Energy, Inc., Class A(a)	10,495	357,355
Sterling Infrastructure, Inc.(a)	8,061	6,766,081
Tutor Perini Corp.	13,475	1,118,021
Valmont Industries, Inc.	5,147	2,972,907
WillScot Holdings Corp., Class A	50,048	1,444,385
		108,744,342
Construction Materials — 0.2%
CRH PLC	182,036	19,477,852
Eagle Materials, Inc.	9,155	2,059,875
James Hardie Industries PLC(a)	41,553	1,087,857
Knife River Corp.(a)	15,531	1,299,168
Martin Marietta Materials, Inc.	16,265	9,380,025
Titan America SA	10,016	186,899
United States Lime & Minerals, Inc.	3,483	364,566
Vulcan Materials Co.	35,193	10,382,287
		44,238,529
Consumer Finance — 0.6%
Ally Financial, Inc.	73,228	3,364,827
American Express Co.	144,156	48,760,767
Bread Financial Holdings, Inc.	10,714	1,160,862
Capital One Financial Corp.	169,265	33,957,944
Credit Acceptance Corp.(a)(b)	1,206	767,908
Dave, Inc., Class A(a)	2,975	1,108,455
Encore Capital Group, Inc.(a)	6,614	617,020
Enova International, Inc.(a)	6,453	1,553,431
Figure Technology Solutions, Inc., Class A(a)(b)	38,408	1,179,510
FirstCash Holdings, Inc.	10,977	2,374,545
Green Dot Corp., Class A(a)	14,476	195,571
Happen, Inc.(a)	26,129	541,915
LendingTree, Inc.(a)	3,928	173,971
Navient Corp.	25,741	219,056
Nelnet, Inc., Class A	3,296	439,456
NerdWallet, Inc., Class A(a)	6,023	55,713
OneMain Holdings, Inc.	32,720	1,994,938
PRA Group, Inc.(a)(b)	9,718	184,545
PROG Holdings, Inc.	10,827	504,646
Regional Management Corp.	3,441	141,769
SLM Corp.	56,234	1,458,710
SoFi Technologies, Inc.(a)(b)	342,710	6,144,790
Synchrony Financial	91,191	6,935,076
Upstart Holdings, Inc.(a)(b)	23,052	816,732
World Acceptance Corp.(a)	999	223,606
		114,875,763
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	96,132	1,300,666
Andersons, Inc. (The)	9,990	683,316
BJ’s Wholesale Club Holdings, Inc.(a)	35,606	3,105,555
Casey’s General Stores, Inc.	9,900	7,868,421
Chefs’ Warehouse, Inc. (The)(a)	10,670	1,025,387
Costco Wholesale Corp.	120,488	112,712,909
Dollar General Corp.	60,005	6,907,176
Dollar Tree, Inc.(a)(b)	50,711	6,133,495
Grocery Outlet Holding Corp.(a)	26,613	265,598
Ingles Markets, Inc., Class A	4,302	381,071
Kroger Co. (The)	151,324	8,403,022
Maplebear, Inc.(a)	41,577	1,968,671
Natural Grocers by Vitamin Cottage, Inc.	3,600	111,672
Performance Food Group Co.(a)	40,625	4,541,469
PriceSmart, Inc.	7,474	1,459,971
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.(a)	26,796	$ 2,266,406
Sysco Corp.	129,127	10,792,435
Target Corp.	123,233	16,095,462
U.S. Foods Holding Corp.(a)	60,407	6,176,616
United Natural Foods, Inc.(a)	14,305	653,309
Walmart, Inc.	1,191,789	134,982,022
Weis Markets, Inc.	4,811	376,749
		328,211,398
Containers & Packaging — 0.2%
Amcor PLC	124,050	5,377,567
AptarGroup, Inc.	17,638	2,208,278
Ardagh Metal Packaging SA	41,773	198,004
Avery Dennison Corp.	20,914	3,395,388
Ball Corp.	73,775	4,603,560
Crown Holdings, Inc.	31,721	3,547,042
Graphic Packaging Holding Co.	79,038	835,432
Greif, Inc., Class A, NVS	6,422	478,375
Greif, Inc., Class B	2,025	189,419
International Paper Co.	142,565	5,431,726
Myers Industries, Inc.	9,867	348,404
O-I Glass, Inc.(a)	44,321	426,811
Packaging Corp. of America	23,546	5,610,541
Ranpak Holdings Corp., Class A(a)	18,225	133,225
Silgan Holdings, Inc.	22,390	1,038,672
Smurfit Westrock PLC	140,863	6,516,322
Sonoco Products Co.	26,482	1,492,261
TriMas Corp.	10,016	451,020
		42,282,047
Distributors — 0.0%
Genuine Parts Co.	37,636	4,440,295
GigaCloud Technology, Inc., Class A(a)	6,321	199,744
Gold.com, Inc.	5,234	217,787
LKQ Corp.	71,782	1,890,020
Pool Corp.	8,967	1,927,008
		8,674,854
Diversified Consumer Services — 0.1%
ADT, Inc.	138,640	901,160
American Public Education, Inc.(a)	4,689	251,799
Bright Horizons Family Solutions, Inc.(a)	15,209	1,078,014
Carriage Services, Inc.	3,966	152,056
Coursera, Inc.(a)(b)	53,540	301,966
Covista, Inc.(a)	9,207	1,147,745
Driven Brands Holdings, Inc.(a)(b)	17,248	240,437
Duolingo, Inc., Class A(a)	10,051	1,156,066
Frontdoor, Inc.(a)	20,495	1,590,207
Graham Holdings Co., Class B	860	981,621
Grand Canyon Education, Inc.(a)	8,186	1,171,498
H&R Block, Inc.	37,181	1,415,853
KinderCare Learning Cos., Inc.(a)	8,741	37,149
Laureate Education, Inc., Class A(a)	35,891	1,303,561
Liberty Live Holdings, Inc., Class A(a)	5,099	516,325
Liberty Live Holdings, Inc., Class C, NVS(a)	12,457	1,315,958
Lincoln Educational Services Corp.(a)	11,631	580,387
Matthews International Corp., Class A	8,050	216,706
OneSpaWorld Holdings Ltd.	27,720	782,813
Perdoceo Education Corp.	20,693	662,176
Service Corp. International	38,889	2,954,008
Strategic Education, Inc.	5,988	458,801
Stride, Inc.(a)	11,331	977,185
Universal Technical Institute, Inc.(a)	14,022	599,721
		20,793,212

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.0%
AH Realty Trust, Inc.	15,050	$ 106,554
American Assets Trust, Inc.	12,661	312,600
Broadstone Net Lease, Inc.	47,695	985,856
CTO Realty Growth, Inc.	6,802	146,311
Essential Properties Realty Trust, Inc.	53,319	1,591,572
Gladstone Commercial Corp.	9,947	122,348
Global Net Lease, Inc.	55,882	499,585
NexPoint Diversified Real Estate Trust	12,819	66,531
WP Carey, Inc.	59,225	4,234,587
		8,065,944
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)(b)	3,252	334,761
AST SpaceMobile, Inc., Class A(a)(b)	69,491	6,174,970
AT&T Inc.	1,839,378	38,075,125
ATN International, Inc.	3,112	82,437
Bandwidth, Inc., Class A(a)(b)	8,645	547,228
Cogent Communications Holdings, Inc.	11,739	162,937
Comcast Corp., Class A	962,532	23,630,161
Globalstar, Inc.(a)	14,241	1,157,651
IDT Corp., Class B	5,341	310,633
Iridium Communications, Inc.	24,980	1,370,153
Liberty Capital Corp., Class A(a)(b)	837	18,330
Liberty Capital Corp., Class C, NVS(a)(b)	8,413	181,384
Liberty Global Ltd., Class A(a)	45,000	511,650
Liberty Global Ltd., Class C, NVS(a)	46,645	513,095
Liberty Latin America Ltd., Class A(a)	12,086	94,754
Liberty Latin America Ltd., Class C, NVS(a)(b)	43,511	338,951
Lumen Technologies, Inc.(a)	272,782	2,094,966
Space Exploration Technologies Corp., Class A(a)(b)	143,643	24,542,843
Uniti Group, Inc.(a)	37,707	432,499
Verizon Communications, Inc.	1,136,781	48,131,308
		148,705,836
Electric Utilities — 1.3%
Alliant Energy Corp.	71,460	5,451,683
American Electric Power Co., Inc.	147,904	20,234,746
Constellation Energy Corp.	87,600	21,757,212
Duke Energy Corp.	212,699	26,923,439
Edison International	103,910	7,736,100
Entergy Corp.	124,203	14,265,957
Evergy, Inc.	62,882	5,434,891
Eversource Energy	103,362	7,469,972
Exelon Corp.	277,494	12,936,770
FirstEnergy Corp.	148,749	7,071,527
Genie Energy Ltd., Class B	4,000	57,800
Hawaiian Electric Industries, Inc.(a)	44,639	603,966
IDACORP, Inc.	14,551	2,201,566
MGE Energy, Inc.	9,644	786,372
NextEra Energy, Inc.	566,811	49,749,001
NRG Energy, Inc.	55,225	8,066,164
OGE Energy Corp.	56,013	2,725,593
Oklo, Inc., Class A(a)(b)	38,151	1,996,442
Otter Tail Corp.	10,747	967,015
PG&E Corp.	593,228	9,978,095
Pinnacle West Capital Corp.	32,976	3,528,432
Portland General Electric Co.	31,241	1,619,221
PPL Corp.	202,605	7,364,692
Southern Co. (The)	306,412	29,326,693
TXNM Energy, Inc.	25,550	1,450,729
Xcel Energy, Inc.	169,511	13,611,733
		263,315,811
Security	Shares	Value
Electrical Equipment — 1.5%
Acuity, Inc.	8,684	$ 3,270,916
Allient, Inc.	3,566	367,048
American Superconductor Corp.(a)	12,046	500,030
AMETEK, Inc.	62,096	15,023,506
Amprius Technologies, Inc.(a)(b)	33,112	458,932
Array Technologies, Inc.(a)(b)	41,544	307,841
Atkore, Inc.	10,127	770,057
Babcock & Wilcox Enterprises, Inc.(a)	35,514	500,747
Bloom Energy Corp., Class A(a)	72,874	22,058,960
Eaton Corp. PLC	105,506	44,958,217
Emerson Electric Co.	152,543	21,836,531
EnerSys	10,346	2,419,102
Enovix Corp.(a)(b)	38,849	235,814
Eos Energy Enterprises, Inc., Class A(a)(b)	85,047	500,076
Fluence Energy, Inc., Class A(a)(b)	24,801	493,044
Forgent Power Solutions, Inc., Class A(a)	34,692	1,937,895
FuelCell Energy, Inc.(a)	14,379	517,788
GE Vernova, Inc.	73,055	85,829,397
Generac Holdings, Inc.(a)	15,784	4,621,713
Hubbell, Inc.	14,295	7,479,144
Hyliion Holdings Corp., Class A(a)(b)	55,529	289,306
LSI Industries, Inc.	9,138	242,888
NANO Nuclear Energy, Inc.(a)(b)	6,608	139,693
Nextpower, Inc., Class A(a)	39,001	4,646,579
NuScale Power Corp., Class A(a)	86,239	864,977
nVent Electric PLC	43,386	7,358,700
Plug Power, Inc.(a)(b)	369,506	1,001,361
Powell Industries, Inc.	7,626	2,183,781
Power Solutions International, Inc.(a)(b)	2,818	109,592
Preformed Line Products Co.	895	367,451
Regal Rexnord Corp.	17,637	4,200,957
Rockwell Automation, Inc.	30,710	15,203,907
Sensata Technologies Holding PLC	41,041	1,959,297
Shoals Technologies Group, Inc., Class A(a)(b)	43,691	432,541
Sunrun, Inc.(a)	54,532	729,638
Vertiv Holdings Co., Class A	103,915	34,792,820
Vicor Corp.(a)	6,362	2,416,160
X-Energy, Inc., Class A(a)(b)	11,438	210,002
		291,236,408
Electronic Equipment, Instruments & Components — 1.3%
908 Devices, Inc.(a)(b)	8,044	69,983
Advanced Energy Industries, Inc.	10,214	3,808,494
Aeva Technologies, Inc.(a)(b)	8,220	236,078
Amphenol Corp., Class A	333,235	58,755,995
Arlo Technologies, Inc.(a)	22,034	297,018
Arrow Electronics, Inc.(a)	14,577	3,110,878
Avnet, Inc.	21,862	1,941,783
Badger Meter, Inc.	8,205	1,217,458
Bel Fuse, Inc., Class B, NVS	2,794	930,514
Belden, Inc.	11,383	1,364,935
Benchmark Electronics, Inc.	10,822	1,067,807
CDW Corp.	35,213	4,952,356
Climb Global Solutions, Inc.	3,152	73,158
Cognex Corp.	46,083	3,337,331
Coherent Corp.(a)	47,653	18,797,679
Corning, Inc.	214,660	54,830,604
Crane NXT Co.	12,833	656,536
CTS Corp.	8,417	548,704
Daktronics, Inc.(a)	13,906	272,001
ePlus, Inc.	7,716	642,203
Evolv Technologies Holdings, Inc., Class A(a)	34,838	202,060
Fabrinet(a)	9,870	5,547,730

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd.(a)	99,430	$ 16,114,620
Ingram Micro Holding Corp.	7,518	206,219
Insight Enterprises, Inc.(a)	7,475	910,455
IPG Photonics Corp.(a)	6,719	788,273
Itron, Inc.(a)	11,989	1,037,408
Jabil, Inc.	28,275	10,899,447
Keysight Technologies, Inc.(a)	46,362	16,229,945
Kimball Electronics, Inc.(a)	6,141	157,210
Knowles Corp.(a)	26,517	1,099,925
Lightwave Logic, Inc.(a)(b)	42,575	402,759
Littelfuse, Inc.	6,396	2,912,291
Methode Electronics, Inc.	9,442	179,115
Mirion Technologies, Inc., Class A(a)	64,957	1,164,679
Napco Security Technologies, Inc.	10,373	393,967
nLight, Inc.(a)	14,784	1,029,262
Novanta, Inc.(a)	9,969	1,617,371
OSI Systems, Inc.(a)	4,636	1,013,893
Ouster, Inc., Class A(a)	14,630	914,668
PC Connection, Inc.	3,035	221,525
Plexus Corp.(a)	7,580	2,279,079
Powerfleet, Inc. NJ(a)	32,257	123,544
Ralliant Corp.	30,471	2,243,580
Rogers Corp.(a)	5,097	834,532
Sanmina Corp.(a)	14,243	3,604,618
ScanSource, Inc.(a)	6,947	361,869
TD SYNNEX Corp.	20,839	5,571,098
Teledyne Technologies, Inc.(a)	12,592	8,397,605
TTM Technologies, Inc.(a)	27,648	5,170,729
Unusual Machines, Inc.(a)(b)	12,101	269,852
Vishay Intertechnology, Inc.	32,877	1,768,125
Vishay Precision Group, Inc.(a)	3,316	497,102
Vontier Corp.	43,452	1,260,108
Zebra Technologies Corp., Class A(a)	13,743	3,617,982
		255,954,160
Energy Equipment & Services — 0.4%
Archrock, Inc.	47,718	1,942,600
Atlas Energy Solutions, Inc.	18,293	303,847
Baker Hughes Co., Class A	271,720	15,080,460
Borr Drilling Ltd.(a)(b)	63,853	263,713
Bristow Group, Inc.	6,286	259,737
Cactus, Inc., Class A	17,685	906,003
Core Laboratories, Inc.	12,535	146,033
Expro Group Holdings NV(a)	25,922	382,868
Flowco Holdings, Inc., Class A	7,322	156,251
Forum Energy Technologies, Inc.(a)	3,056	153,503
Halliburton Co.	225,900	7,669,305
Helix Energy Solutions Group, Inc.(a)	36,316	317,402
Helmerich & Payne, Inc.	27,474	899,499
Innovex International, Inc.(a)	10,112	250,778
Kodiak Gas Services, Inc.	24,796	1,862,923
Liberty Energy, Inc., Class A	41,989	1,099,692
Nabors Industries Ltd.(a)(b)	2,282	191,711
National Energy Services Reunited Corp.(a)	16,427	491,660
Noble Corp. PLC	34,023	1,269,058
NOV, Inc.	106,868	1,982,401
Oceaneering International, Inc.(a)	25,174	1,020,050
Oil States International, Inc.(a)	23,487	188,131
Patterson-UTI Energy, Inc.	107,504	986,887
ProFrac Holding Corp., Class A(a)(b)	8,336	48,432
ProPetro Holding Corp.(a)(b)	20,351	291,833
RPC, Inc.	21,138	123,235
Seadrill Ltd.(a)	20,037	757,799
Security	Shares	Value
Energy Equipment & Services (continued)
Select Water Solutions, Inc., Class A	22,960	$ 458,741
SLB Ltd.	405,944	18,872,337
Solaris Energy Infrastructure, Inc., Class A(b)	14,146	1,138,187
TechnipFMC PLC	109,203	7,240,159
TETRA Technologies, Inc.(a)	43,171	489,127
Tidewater, Inc.(a)	13,272	884,313
Transocean Ltd.(a)	241,896	1,182,871
Valaris Ltd.(a)	15,958	1,158,551
Weatherford International PLC	19,744	1,609,136
		72,079,233
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(a)(b)	91,538	173,922
Atlanta Braves Holdings, Inc., Class A(a)	3,183	179,235
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,668	709,369
Cinemark Holdings, Inc.	29,737	943,555
Electronic Arts, Inc.	68,302	14,004,642
IMAX Corp.(a)	9,588	382,178
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,677	584,505
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	57,604	5,480,445
Lionsgate Studios Corp.(a)(b)	50,485	772,925
Live Nation Entertainment, Inc.(a)(b)	42,675	7,814,219
Madison Square Garden Entertainment Corp., Class A(a)	11,533	932,904
Madison Square Garden Sports Corp., Class A(a)	4,371	1,756,443
Marcus Corp. (The)	7,394	173,463
Netflix, Inc.(a)	1,139,171	81,336,810
Playtika Holding Corp.	25,899	96,344
ROBLOX Corp., Class A(a)	168,730	9,175,537
Roku, Inc., Class A(a)	35,585	4,915,712
Sphere Entertainment Co., Class A(a)	7,000	1,211,210
Spotify Technology SA(a)	42,880	19,687,494
Starz Entertainment Corp.(a)	3,411	98,442
Stubhub Holdings, Inc., Class A(a)(b)	59,144	761,183
Take-Two Interactive Software, Inc.(a)	49,610	12,401,508
TKO Group Holdings, Inc., Class A	16,796	3,381,203
Walt Disney Co. (The)	481,708	46,364,395
Warner Bros Discovery, Inc., Class A(a)	653,206	17,414,472
		230,752,115
Financial Services — 3.2%
Acacia Research Corp.(a)(b)	31,405	146,347
Affirm Holdings, Inc., Class A(a)(b)	76,525	6,240,614
Alerus Financial Corp.	5,674	176,461
Apollo Global Management, Inc.	114,590	13,557,143
Berkshire Hathaway, Inc., Class B(a)	505,624	253,009,193
Better Home & Finance Holding Co.(a)(b)	2,924	80,410
Bladex, Inc., Class E	7,868	483,646
Block, Inc., Class A(a)	141,369	10,744,044
Burford Capital Ltd.	53,954	221,211
Cannae Holdings, Inc.	17,039	245,362
Cass Information Systems, Inc.	3,463	177,721
Chime Financial, Inc., Class A(a)	70,520	1,444,250
Compass Diversified Holdings(a)	20,586	219,447
Corebridge Financial, Inc.	66,824	1,913,171
Corpay, Inc.(a)	17,315	5,770,570
Dlocal Ltd., Class A	24,117	313,400
Enact Holdings, Inc.	8,621	394,066
Equitable Holdings, Inc.	77,707	3,409,783
Essent Group Ltd.	26,671	1,714,412
Euronet Worldwide, Inc.(a)	11,212	820,606
EVERTEC, Inc.	19,448	540,266

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Federal Agricultural Mortgage Corp., Class C, NVS	2,566	$ 511,327
Fidelity National Information Services, Inc.	141,303	5,493,861
Fiserv, Inc.(a)(b)	142,879	7,008,215
Flywire Corp.(a)(b)	30,868	542,351
Global Payments, Inc.	62,460	4,532,098
HA Sustainable Infrastructure Capital, Inc.	32,137	1,254,950
International Money Express, Inc.(a)	9,720	140,454
Jack Henry & Associates, Inc.	20,261	2,790,750
Jackson Financial, Inc., Class A	17,898	1,832,576
Marqeta, Inc., Class A(a)	103,174	418,886
Mastercard, Inc., Class A	219,558	112,764,989
Merchants Bancorp	5,287	264,350
MGIC Investment Corp.	63,228	1,783,030
NCR Atleos Corp.(a)	21,786	945,730
NewtekOne, Inc.	6,746	99,908
NMI Holdings, Inc., Class A(a)	22,511	924,977
Onity Group, Inc.(a)	3,518	139,841
Pagseguro Digital Ltd., Class A	53,462	483,831
Paymentus Holdings, Inc., Class A(a)	15,765	380,882
Payoneer Global, Inc.(a)	73,558	523,733
PayPal Holdings, Inc.	243,192	10,501,031
Paysafe Ltd.(a)(b)	7,896	58,983
Paysign, Inc.(a)	30,876	252,874
PennyMac Financial Services, Inc., Class A	8,473	737,998
Priority Technology Holdings, Inc.(a)(b)	16,049	107,047
Radian Group, Inc.	40,126	1,511,546
Remitly Global, Inc.(a)	44,961	1,007,576
Repay Holdings Corp., Class A(a)	21,209	89,078
Rocket Cos., Inc., Class A(a)	258,992	4,079,124
Sezzle, Inc.(a)	3,570	612,719
Shift4 Payments, Inc., Class A(a)(b)	18,785	913,702
StoneCo Ltd., Class A(b)	74,976	812,740
TFS Financial Corp.	15,446	273,703
Toast, Inc., Class A(a)(b)	125,002	3,477,556
UWM Holdings Corp., Class A	33,671	77,107
Velocity Financial, Inc.(a)	7,934	146,462
Visa, Inc., Class A	448,315	153,812,393
Voya Financial, Inc.	26,453	2,394,790
Walker & Dunlop, Inc.	9,610	525,667
Waterstone Financial, Inc.	8,405	174,236
Western Union Co. (The)	69,996	538,969
WEX, Inc.(a)	9,201	1,298,169
		627,862,332
Food Products — 0.4%
Archer-Daniels-Midland Co.	129,955	9,928,562
B&G Foods, Inc.	17,182	68,384
BRC, Inc., Class A(a)	14,357	15,936
Bunge Global SA	36,066	3,849,324
Cal-Maine Foods, Inc.	11,870	956,247
Campbell’s Co. (The)	51,581	1,148,709
Conagra Brands, Inc.	128,357	1,727,685
Darling Ingredients, Inc.(a)	43,090	2,353,576
Del Monte Corp.	9,100	253,981
Dole PLC	33,117	454,365
Flowers Foods, Inc.	50,214	396,691
Forafric Global PLC(a)	19,232	193,859
Freshpet, Inc.(a)(b)	12,350	730,132
General Mills, Inc.	145,109	5,049,793
Hershey Co. (The)	39,211	6,879,570
Hormel Foods Corp.	79,525	1,973,810
Ingredion, Inc.	18,198	1,723,533
J & J Snack Foods Corp.	4,188	307,609
Security	Shares	Value
Food Products (continued)
J M Smucker Co. (The)	27,783	$ 3,125,587
JBS NV, Class A	88,550	1,049,318
John B Sanfilippo & Son, Inc.	2,002	172,152
Kraft Heinz Co. (The)	231,436	5,466,518
Lamb Weston Holdings, Inc.	39,400	1,701,292
Limoneira Co.	7,545	99,066
Mama’s Creations, Inc.(a)	12,533	223,714
Marzetti Co. (The)	5,143	587,125
McCormick & Co., Inc., NVS	68,966	3,477,266
Mission Produce, Inc.(a)	14,922	175,930
Mondelez International, Inc., Class A	348,557	20,160,537
Pilgrim’s Pride Corp.	10,590	297,685
Post Holdings, Inc.(a)	11,029	973,420
Seaboard Corp.	75	334,825
Seneca Foods Corp., Class A(a)	2,130	370,492
Simply Good Foods Co. (The)(a)	23,201	308,109
Smithfield Foods, Inc.	14,195	344,371
Tyson Foods, Inc., Class A	76,394	4,373,556
Utz Brands, Inc., Class A	15,851	122,053
Vital Farms, Inc.(a)(b)	8,866	103,112
Westrock Coffee Co.(a)(b)	10,222	82,900
		81,560,794
Gas Utilities — 0.1%
Atmos Energy Corp.	44,771	7,712,700
Brookfield Infrastructure Corp., Class A	37,121	1,429,158
Chesapeake Utilities Corp.	5,946	728,266
MDU Resources Group, Inc.	52,978	1,123,663
National Fuel Gas Co.	24,931	1,924,923
New Jersey Resources Corp.	26,813	1,502,601
Northwest Natural Holding Co.	12,115	594,362
ONE Gas, Inc.	16,888	1,301,558
Southwest Gas Holdings, Inc.	17,437	1,546,313
Spire, Inc.	15,944	1,245,067
UGI Corp.	57,278	1,978,382
		21,086,993
Ground Transportation — 0.9%
ArcBest Corp.	6,272	900,283
Avis Budget Group, Inc.(a)(b)	4,252	628,573
Covenant Logistics Group, Inc., Class A	7,578	334,796
CSX Corp.	504,209	23,965,054
Fedex Freight Holding Co., Inc.(a)	29,345	4,431,095
FTAI Infrastructure, Inc.	33,053	153,366
Heartland Express, Inc.	12,091	184,025
Hertz Global Holdings, Inc.(a)(b)	36,213	82,022
JB Hunt Transport Services, Inc.	20,410	5,907,266
Knight-Swift Transportation Holdings, Inc.	42,725	3,326,996
Landstar System, Inc.	9,372	1,938,223
Lyft, Inc., Class A(a)	103,492	1,512,018
Marten Transport Ltd.	14,340	248,799
Norfolk Southern Corp.	61,335	19,295,378
Old Dominion Freight Line, Inc.	50,680	10,977,288
RXO, Inc.(a)	43,066	1,188,191
Ryder System, Inc.	10,186	2,686,761
Saia, Inc.(a)	7,205	3,034,458
Schneider National, Inc., Class B	15,034	549,192
Uber Technologies, Inc.(a)	531,919	38,383,275
U-Haul Holding Co.(a)(b)	2,356	154,177
U-Haul Holding Co., NVS	27,154	1,566,786
Union Pacific Corp.	161,133	43,828,176
Universal Logistics Holdings, Inc.	3,578	52,954

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Werner Enterprises, Inc.	16,630	$ 725,234
XPO, Inc.(a)	30,678	6,297,887
		172,352,273
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	472,019	42,831,004
Accuray, Inc.(a)	3,722	960
Align Technology, Inc.(a)	18,578	3,133,365
Alphatec Holdings, Inc.(a)	33,777	292,171
AngioDynamics, Inc.(a)	10,380	135,044
Anteris Technologies Global Corp.(a)	21,633	213,085
Artivion, Inc.(a)	10,726	241,013
AtriCure, Inc.(a)(b)	12,234	342,307
Avanos Medical, Inc.(a)	12,258	304,979
Axogen, Inc.(a)	11,140	514,557
Baxter International, Inc.	138,333	2,949,260
Becton Dickinson & Co.	77,182	11,679,952
Beta Bionics, Inc.(a)(b)	11,059	173,295
Bioventus, Inc., Class A(a)(b)	14,870	140,373
Boston Scientific Corp.(a)	403,020	17,200,894
Butterfly Network, Inc., Class A(a)	52,775	444,365
Ceribell, Inc.(a)(b)	8,237	160,210
Cerus Corp.(a)	37,967	110,864
ClearPoint Neuro, Inc.(a)(b)	10,819	193,011
CONMED Corp.	7,968	260,793
Cooper Cos., Inc. (The)(a)	55,227	3,960,328
CVRx, Inc.(a)(b)	5,233	26,898
DENTSPLY SIRONA, Inc.	53,576	568,441
Dexcom, Inc.(a)	103,407	6,964,461
Edwards Lifesciences Corp.(a)	154,753	13,998,956
Embecta Corp.(b)	16,361	53,337
Enovis Corp.(a)	14,205	294,043
Envista Holdings Corp.(a)	43,845	1,155,316
Establishment Labs Holdings, Inc.(a)(b)	7,180	616,116
GE HealthCare Technologies, Inc.	123,634	7,913,812
Glaukos Corp.(a)	15,070	2,106,183
Globus Medical, Inc., Class A(a)(b)	30,375	2,399,929
Haemonetics Corp.(a)	13,916	1,043,700
ICU Medical, Inc.(a)	6,068	889,569
IDEXX Laboratories, Inc.(a)	21,683	11,414,798
Inogen, Inc.(a)	4,745	30,605
Inspire Medical Systems, Inc.(a)	7,825	349,073
Insulet Corp.(a)	19,299	2,938,273
Integer Holdings Corp.(a)	9,244	863,852
Integra LifeSciences Holdings Corp.(a)	19,611	352,214
Intuitive Surgical, Inc.(a)	95,715	38,063,941
iRadimed Corp.	2,799	267,472
IRhythm Holdings, Inc.(a)	9,011	1,071,858
Kestra Medical Technologies Ltd.(a)(b)	6,554	166,734
Lantheus Holdings, Inc.(a)	17,305	1,919,817
LeMaitre Vascular, Inc.	4,840	464,446
LivaNova PLC(a)	14,015	1,152,453
Medline, Inc., Class A(a)(b)	121,794	4,803,555
Medtronic PLC	349,466	27,338,725
Merit Medical Systems, Inc.(a)	15,782	1,094,324
Neogen Corp.(a)	58,042	521,798
NeuroPace, Inc.(a)(b)	11,253	178,810
Novocure Ltd.(a)(b)	27,336	414,140
Omnicell, Inc.(a)	11,770	488,690
OraSure Technologies, Inc.(a)	21,003	93,673
Orthofix Medical, Inc.(a)	9,232	84,380
OrthoPediatrics Corp.(a)	2,905	55,573
Penumbra, Inc.(a)	10,473	3,306,850
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Procept Biorobotics Corp.(a)	14,083	$ 317,994
Pulse Biosciences, Inc.(a)(b)	9,463	262,409
QuidelOrtho Corp.(a)	16,901	296,021
ResMed, Inc.	39,827	7,761,486
RxSight, Inc.(a)	8,291	39,963
SI-BONE, Inc.(a)(b)	14,029	228,953
Solventum Corp.(a)	40,104	3,094,024
STAAR Surgical Co.(a)	12,848	368,609
STERIS PLC	26,661	5,614,007
Strive, Inc., Class A(a)(b)	17,248	188,176
Stryker Corp.	93,795	29,530,418
Tactile Systems Technology, Inc.(a)	7,352	218,943
Tandem Diabetes Care, Inc.(a)	16,643	251,143
Teleflex, Inc.	13,015	1,649,781
TransMedics Group, Inc.(a)(b)	8,903	591,337
UFP Technologies, Inc.(a)	2,009	532,646
Utah Medical Products, Inc.	1,161	80,086
Varex Imaging Corp.(a)	9,974	104,029
Zimmer Biomet Holdings, Inc.	53,910	4,641,112
		276,519,782
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	24,979	737,630
Accendra Health, Inc.(a)	19,806	67,737
AdaptHealth Corp.(a)	20,465	213,245
Addus HomeCare Corp.(a)	4,502	452,316
agilon health, Inc.(a)	3,306	354,337
Alignment Healthcare, Inc.(a)	51,392	1,223,644
AMN Healthcare Services, Inc.(a)	9,754	315,737
Astrana Health, Inc.(a)	12,598	584,673
Aveanna Healthcare Holdings, Inc.(a)	19,660	168,486
BrightSpring Health Services, Inc.(a)	43,225	3,014,511
Brookdale Senior Living, Inc.(a)(b)	66,474	1,069,567
Cardinal Health, Inc.	63,569	15,101,452
Castle Biosciences, Inc.(a)	5,460	130,221
Cencora, Inc.	50,208	14,207,860
Centene Corp.(a)	132,985	8,536,307
Chemed Corp.	3,537	1,647,322
Cigna Group (The)	70,897	19,544,885
Clover Health Investments Corp.(a)	108,264	567,303
Community Health Systems, Inc.(a)	41,682	139,218
Concentra Group Holdings Parent, Inc.	27,964	831,929
CorVel Corp.(a)	7,761	485,218
Cross Country Healthcare, Inc.(a)	12,193	161,070
CVS Health Corp.	347,846	35,984,669
DaVita, Inc.(a)	8,742	1,944,920
Elevance Health, Inc.	58,948	22,796,960
Encompass Health Corp.	27,649	2,794,761
Ensign Group, Inc. (The)	15,175	2,432,553
Fulgent Genetics, Inc.(a)(b)	5,339	109,556
GeneDx Holdings Corp., Class A(a)	4,432	304,257
Guardant Health, Inc.(a)	34,553	5,183,987
Guardian Pharmacy Services, Inc., Class A(a)	6,068	254,067
HCA Healthcare, Inc.	40,550	15,810,039
HealthEquity, Inc.(a)	23,367	2,110,507
Henry Schein, Inc.(a)(b)	26,764	2,235,329
Hims & Hers Health, Inc., Class A(a)(b)	56,113	1,945,438
Hinge Health, Inc., Class A(a)	11,062	918,146
Humana, Inc.	32,716	12,995,450
Labcorp Holdings, Inc.	22,271	6,235,880
LifeStance Health Group, Inc.(a)	45,688	489,318
McKesson Corp.	33,301	25,162,236
Molina Healthcare, Inc.(a)	14,542	3,325,755

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
National HealthCare Corp.	3,563	$ 753,076
NeoGenomics, Inc.(a)	34,938	509,745
NRC Health, Class A	3,823	82,462
Nutex Health, Inc.(a)(b)	1,110	189,688
Omada Health, Inc.(a)(b)	12,265	269,217
OPKO Health, Inc.(a)(b)	102,340	153,510
Option Care Health, Inc.(a)	44,871	940,945
PACS Group, Inc.(a)(b)	10,660	454,542
Pediatrix Medical Group, Inc.(a)	21,028	532,639
Pennant Group, Inc. (The)(a)	8,727	322,463
Privia Health Group, Inc.(a)	29,642	762,689
Progyny, Inc.(a)	21,374	616,212
Quest Diagnostics, Inc.	29,946	6,347,055
RadNet, Inc.(a)	18,327	1,130,226
Sonida Senior Living, Inc.(a)	7,629	311,263
Strata Critical Medical, Inc., Class A(a)(b)	23,805	125,452
Surgery Partners, Inc.(a)	20,217	339,646
Talkspace, Inc.(a)	53,906	280,311
Tenet Healthcare Corp.(a)	23,666	4,427,435
U.S. Physical Therapy, Inc.	3,590	246,561
UnitedHealth Group, Inc.	245,167	101,898,760
Universal Health Services, Inc., Class B	14,568	2,166,116
Viemed Healthcare, Inc.(a)	11,849	135,079
		335,583,588
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	46,120	2,437,442
American Healthcare REIT, Inc.	48,843	2,547,162
CareTrust REIT, Inc.	61,029	2,462,520
Chiron Real Estate, Inc.	2,374	89,073
Community Healthcare Trust, Inc.	5,864	107,194
Diversified Healthcare Trust	59,127	549,881
Healthcare Realty Trust, Inc.	88,942	1,793,960
Healthpeak Properties, Inc.	191,243	4,092,600
Janus Living, Inc., Class A(b)	12,579	361,521
LTC Properties, Inc.	10,029	385,615
Medical Properties Trust, Inc.	160,137	739,833
National Health Investors, Inc.	11,567	882,099
Omega Healthcare Investors, Inc.	77,837	3,711,268
Sabra Health Care REIT, Inc.	64,147	1,251,508
Universal Health Realty Income Trust	3,301	144,782
Ventas, Inc.	131,505	11,677,644
Welltower, Inc.	191,972	43,571,885
		76,805,987
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	29,007	189,996
Doximity, Inc., Class A(a)	36,385	754,625
Evolent Health, Inc., Class A(a)(b)	29,419	159,451
HealthStream, Inc.	7,011	191,050
HeartFlow, Inc.(a)(b)	21,288	624,590
Phreesia, Inc.(a)	12,988	133,646
Schrodinger, Inc.(a)	15,911	258,554
Simulations Plus, Inc.(a)	4,236	77,561
Teladoc Health, Inc.(a)(b)	45,222	383,483
Veeva Systems, Inc., Class A(a)	40,342	7,159,495
Waystar Holding Corp.(a)	29,614	607,975
		10,540,426
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	64,775	1,088,868
Braemar Hotels & Resorts, Inc.	23,087	49,868
Chatham Lodging Trust	12,906	170,746
DiamondRock Hospitality Co.	57,682	702,567
Security	Shares	Value
Hotel & Resort REITs (continued)
Host Hotels & Resorts, Inc.	190,144	$ 4,508,314
Park Hotels & Resorts, Inc.	60,340	859,845
Pebblebrook Hotel Trust	34,121	662,289
RLJ Lodging Trust	47,547	563,432
Ryman Hospitality Properties, Inc.	15,727	2,021,706
Service Properties Trust	43,988	74,340
Summit Hotel Properties, Inc.	29,418	206,220
Sunstone Hotel Investors, Inc.	55,605	636,677
Xenia Hotels & Resorts, Inc.	31,420	639,711
		12,184,583
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc., Class A(a)(b)	13,209	166,566
Airbnb, Inc., Class A(a)	112,280	16,067,268
Aramark	70,931	4,035,974
Bally’s Corp.(a)	13,344	182,946
BJ’s Restaurants, Inc.(a)	6,119	371,638
Bloomin’ Brands, Inc.	23,502	214,808
Booking Holdings, Inc.	210,187	37,463,731
Boyd Gaming Corp.	14,964	1,321,770
Brightstar Lottery PLC	29,267	313,742
Brinker International, Inc.(a)	12,234	2,055,312
Caesars Entertainment, Inc.(a)	58,895	1,777,451
Carnival Corp. Ltd.	348,623	9,960,159
Cava Group, Inc.(a)	27,043	2,122,335
Cheesecake Factory, Inc. (The)	11,815	939,765
Chipotle Mexican Grill, Inc.(a)	346,665	11,786,610
Choice Hotels International, Inc.	7,653	843,896
Churchill Downs, Inc.	17,624	1,579,815
Cracker Barrel Old Country Store, Inc.	5,882	313,511
Darden Restaurants, Inc.	30,820	6,349,228
Dave & Buster’s Entertainment, Inc.(a)(b)	9,660	110,124
Dine Brands Global, Inc.(b)	4,624	166,002
Domino’s Pizza, Inc.	8,610	2,548,904
DoorDash, Inc., Class A(a)	101,751	18,776,112
DraftKings, Inc., Class A(a)	130,277	3,290,797
Dutch Bros, Inc., Class A(a)	32,727	2,350,126
El Pollo Loco Holdings, Inc.(a)	11,533	195,600
Expedia Group, Inc.	30,985	7,928,442
First Watch Restaurant Group, Inc.(a)	17,688	227,998
Flutter Entertainment PLC(a)	38,454	3,928,845
Genius Sports Ltd.(a)	59,398	359,952
Global Business Travel Group I, Class A(a)	33,793	317,316
Hilton Grand Vacations, Inc.(a)	16,434	860,649
Hilton Worldwide Holdings, Inc.	60,595	20,024,224
Hyatt Hotels Corp., Class A(b)	10,772	2,088,045
Inspired Entertainment, Inc.(a)(b)	6,720	55,440
Jack in the Box, Inc.(a)(b)	5,525	87,350
Krispy Kreme, Inc.(a)	22,662	79,997
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,544	88,873
Las Vegas Sands Corp.	74,891	3,459,215
Life Time Group Holdings, Inc.(a)	36,410	1,486,984
Lindblad Expeditions Holdings, Inc.(a)	12,690	358,366
Marriott International, Inc., Class A	59,222	21,947,081
Marriott Vacations Worldwide Corp.	7,488	762,877
McDonald’s Corp.	192,824	52,122,256
MGM Resorts International(a)	50,502	2,414,501
Monarch Casino & Resort, Inc.	3,697	486,562
Navan, Inc., Class A(a)(b)	26,484	605,689
Norwegian Cruise Line Holdings Ltd.(a)(b)	117,203	2,474,155
Papa John’s International, Inc.	8,879	326,481
Penn Entertainment, Inc.(a)	34,207	730,662
Planet Fitness, Inc., Class A(a)	22,932	1,196,362

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Portillo’s, Inc., Class A(a)(b)	10,664	$ 50,547
Pursuit Attractions & Hospitality, Inc.(a)	5,128	287,014
RCI Hospitality Holdings, Inc.	2,985	81,550
Red Rock Resorts, Inc., Class A	13,068	850,204
Restaurant Brands International, Inc.	90,289	6,546,855
Royal Caribbean Cruises Ltd.	68,269	21,677,456
Rush Street Interactive, Inc., Class A(a)	24,948	741,954
Sabre Corp.(a)	86,966	181,759
Serve Robotics, Inc.(a)(b)	18,397	121,052
Shake Shack, Inc., Class A(a)	9,613	538,520
SHARPLINK, Inc.(a)(b)	49,808	239,078
Six Flags Entertainment Corp.(a)	25,094	534,502
Starbucks Corp.	309,565	31,634,447
Super Group SGHC Ltd.	36,425	493,559
Sweetgreen, Inc., Class A(a)(b)	25,487	224,541
Target Hospitality Corp.(a)(b)	9,763	198,775
Texas Roadhouse, Inc.	18,518	3,578,233
Travel + Leisure Co.	16,687	1,275,387
United Parks & Resorts, Inc.(a)(b)	5,239	250,110
Vail Resorts, Inc.	10,311	1,403,843
Viking Holdings Ltd.(a)	47,333	4,954,345
Wendy’s Co. (The)(b)	48,733	403,997
Wingstop, Inc.	7,925	1,374,274
Wyndham Hotels & Resorts, Inc.	20,282	1,707,947
Wynn Resorts Ltd.	20,759	2,015,491
Xponential Fitness, Inc., Class A(a)(b)	4,924	34,074
Yum! Brands, Inc.	75,035	11,995,095
		343,117,121
Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)	9,996	280,388
Cavco Industries, Inc.(a)	2,131	1,309,244
Century Communities, Inc.	7,281	521,756
Champion Homes, Inc.(a)	15,336	1,351,408
Cricut, Inc., Class A	12,776	56,087
DR Horton, Inc.	68,240	11,114,931
Dream Finders Homes, Inc., Class A(a)	7,969	137,545
Ethan Allen Interiors, Inc.	6,130	136,944
Garmin Ltd.	44,184	10,495,467
Green Brick Partners, Inc.(a)	8,403	672,576
Helen of Troy Ltd.(a)(b)	6,499	188,926
Hovnanian Enterprises, Inc., Class A(a)	1,560	222,160
Installed Building Products, Inc.	6,121	1,406,851
KB Home	18,434	1,153,784
La-Z-Boy, Inc.	12,978	520,677
Leggett & Platt, Inc.	36,878	431,841
Lennar Corp., Class A	55,814	5,050,609
Lennar Corp., Class B	3,055	271,009
LGI Homes, Inc.(a)	6,056	385,646
Lovesac Co. (The)(a)	3,894	64,991
M/I Homes, Inc.(a)	7,407	1,190,972
Meritage Homes Corp.	19,912	1,669,621
Mohawk Industries, Inc.(a)(b)	14,085	1,708,933
Newell Brands, Inc.	117,118	719,104
NVR, Inc.(a)	710	4,837,514
PulteGroup, Inc.	51,354	7,046,282
SharkNinja, Inc.(a)(b)	22,485	3,423,791
Somnigroup International, Inc.	54,794	4,295,850
Sonos, Inc.(a)	32,784	443,568
Taylor Morrison Home Corp., Class A(a)	27,296	1,958,215
Toll Brothers, Inc.	26,088	4,297,998
Security	Shares	Value
Household Durables (continued)
TopBuild Corp.(a)	7,637	$ 2,707,546
Whirlpool Corp.	14,506	571,826
		70,644,060
Household Products — 0.7%
Central Garden & Pet Co.(a)	2,631	116,658
Central Garden & Pet Co., Class A, NVS(a)	15,384	596,438
Church & Dwight Co., Inc.	65,007	6,297,878
Clorox Co. (The)	33,545	3,201,535
Colgate-Palmolive Co.	215,992	19,802,147
Energizer Holdings, Inc.	19,613	420,503
Kimberly-Clark Corp.	90,039	9,883,581
Oil-Dri Corp. of America	3,952	403,934
Procter & Gamble Co. (The)	633,141	92,843,796
Reynolds Consumer Products, Inc.	14,549	390,641
Spectrum Brands Holdings, Inc.	8,233	705,980
WD-40 Co.	3,643	887,580
		135,550,671
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	189,515	2,778,290
Brookfield Renewable Corp.(b)	40,219	1,492,929
Clearway Energy, Inc., Class C	31,669	1,082,447
Hallador Energy Co.(a)(b)	10,277	178,717
Montauk Renewables, Inc.(a)(b)	19,214	29,974
Ormat Technologies, Inc.	16,400	1,785,960
Talen Energy Corp.(a)	12,289	4,722,171
Vistra Corp.	92,305	14,642,342
		26,712,830
Industrial Conglomerates — 0.2%
3M Co.	141,765	22,953,171
Brookfield Business Corp., Class A	18,539	553,389
Honeywell International, Inc.	86,159	19,291,000
		42,797,560
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	77,292	1,215,030
EastGroup Properties, Inc.	14,213	2,878,559
First Industrial Realty Trust, Inc.	34,982	2,144,746
Industrial Logistics Properties Trust	29,171	258,747
Innovative Industrial Properties, Inc.	7,914	490,510
Lineage, Inc.	16,787	726,038
LXP Industrial Trust	15,122	814,773
One Liberty Properties, Inc.	4,687	114,457
Prologis, Inc.	253,610	34,356,547
Rexford Industrial Realty, Inc.	64,251	2,152,408
STAG Industrial, Inc.	50,757	1,931,811
Terreno Realty Corp.	25,723	1,666,079
		48,749,705
Insurance — 1.7%
Accelerant Holdings, Class A(a)	16,189	189,735
Aflac, Inc.	123,623	14,494,797
Allstate Corp. (The)	69,640	16,570,142
American Coastal Insurance Corp.	12,070	133,977
American Financial Group, Inc.	17,914	2,506,885
American International Group, Inc.	144,396	10,761,834
AMERISAFE, Inc.	4,976	168,338
Aon PLC, Class A	56,503	18,741,480
Arch Capital Group Ltd.(a)	94,384	9,160,911
Arthur J. Gallagher & Co.	68,789	15,791,891
Assurant, Inc.	13,834	3,714,844
Assured Guaranty Ltd.	13,181	1,056,589
Axis Capital Holdings Ltd.	21,005	2,256,777

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	25,801	$ 685,791
Bowhead Specialty Holdings, Inc.(a)	4,487	134,296
Brighthouse Financial, Inc.(a)	14,973	947,791
Brown & Brown, Inc.	78,566	5,040,009
Chubb Ltd.	95,532	32,551,574
Cincinnati Financial Corp.	41,516	7,686,272
CNA Financial Corp.	5,181	251,848
CNO Financial Group, Inc.	27,639	1,409,036
Donegal Group, Inc., Class A	7,090	133,717
Employers Holdings, Inc.	5,276	266,332
Everest Group Ltd.	10,744	3,838,079
F&G Annuities & Life, Inc.	9,039	240,347
Fidelity National Financial, Inc., Class A	70,294	3,315,065
First American Financial Corp.	27,979	1,919,080
Genworth Financial, Inc., Class A(a)	102,820	973,705
Globe Life, Inc.	21,192	3,786,587
Goosehead Insurance, Inc., Class A(a)	6,438	312,243
Greenlight Capital Re Ltd., Class A(a)	11,129	180,067
Hamilton Insurance Group Ltd., Class B	10,709	363,463
Hanover Insurance Group, Inc. (The)	9,568	2,048,700
Hartford Insurance Group, Inc. (The)	74,307	9,847,164
HCI Group, Inc.	2,483	435,146
Heritage Insurance Holdings, Inc.(a)	9,092	237,119
Hippo Holdings, Inc.(a)	6,507	183,888
Horace Mann Educators Corp.	11,387	588,139
Investors Title Co.	650	177,892
James River Group Holdings, Inc.(b)	8,310	36,564
Kemper Corp.	16,399	442,117
Kinsale Capital Group, Inc.	5,873	1,936,974
Lemonade, Inc.(a)(b)	16,463	1,070,918
Lincoln National Corp.	45,044	1,592,305
Loews Corp.	46,313	5,243,095
Markel Group, Inc.(a)	3,373	6,587,503
Marsh & McLennan Cos., Inc.	130,949	21,825,270
MBIA, Inc.(a)	15,264	99,521
Mercury General Corp.	7,149	762,226
MetLife, Inc.	146,720	12,413,979
Neptune Insurance Holdings, Inc., Class A(a)	10,097	318,056
Octave Specialty Group, Inc.(a)	13,348	83,292
Old Republic International Corp.	63,789	2,610,246
Oscar Health, Inc., Class A(a)	63,831	1,820,460
Palomar Holdings, Inc.(a)	7,370	931,494
Pelagos Insurance Capital Ltd.	8,245	200,766
Primerica, Inc.	9,030	2,566,326
Principal Financial Group, Inc.	58,106	6,262,665
Progressive Corp. (The)	158,610	34,648,354
Prudential Financial, Inc.	94,459	10,194,960
Reinsurance Group of America, Inc.	17,861	3,798,142
RenaissanceRe Holdings Ltd.	11,186	3,544,843
RLI Corp.	23,429	1,383,951
Root, Inc., Class A(a)	2,073	115,922
Ryan Specialty Holdings, Inc., Class A	27,216	1,027,676
Safety Insurance Group, Inc.	3,829	286,639
Selective Insurance Group, Inc.	16,970	1,646,260
SiriusPoint Ltd.(a)(b)	17,682	424,368
Skyward Specialty Insurance Group, Inc.(a)	8,653	504,903
Slide Insurance Holdings, Inc.(a)	19,859	384,669
Stewart Information Services Corp.	7,064	466,365
Tiptree, Inc.	6,947	124,490
Travelers Cos., Inc. (The)	57,561	19,002,037
Trupanion, Inc.(a)	9,786	242,399
United Fire Group, Inc.	6,086	319,150
Security	Shares	Value
Insurance (continued)
Universal Insurance Holdings, Inc.	9,359	$ 387,088
Unum Group	43,007	3,844,826
W R Berkley Corp.	61,259	4,320,597
White Mountains Insurance Group Ltd.(b)	664	1,376,731
Willis Towers Watson PLC	26,040	6,806,075
		334,755,772
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A	1,582,051	565,377,566
Alphabet, Inc., Class C, NVS	1,290,960	456,134,897
Angi, Inc., Class A(a)	10,874	64,700
Bumble, Inc., Class A(a)	23,604	75,533
Cargurus, Inc., Class A(a)	26,166	891,999
Cars.com, Inc.(a)	19,072	208,648
EverQuote, Inc., Class A(a)(b)	7,895	187,822
fuboTV, Inc., Class A(a)(b)	7,534	69,313
Grindr, Inc.(a)	6,611	95,000
Match Group, Inc.	64,112	2,439,462
MediaAlpha, Inc., Class A(a)	7,670	96,412
Meta Platforms, Inc., Class A	596,819	336,182,174
Nextdoor Holdings, Inc., Class A(a)	39,793	90,330
People, Inc.(a)	20,698	955,420
Pinterest, Inc., Class A(a)	132,943	2,795,791
QuinStreet, Inc.(a)	12,594	184,502
Reddit, Inc., Class A(a)	35,289	6,125,465
RUM Group, Inc., Class A(a)(b)	21,130	133,964
Shutterstock, Inc.	6,134	85,569
Teads Holding Co.(a)	635	487
TripAdvisor, Inc.(a)	28,086	385,059
Trump Media & Technology Group Corp., Class A(a)(b)	43,559	337,147
WeShop Holdings Ltd., Class A(a)(b)	41,027	319,600
Yelp, Inc.(a)	19,072	467,645
Ziff Davis, Inc.(a)	9,237	483,742
ZipRecruiter, Inc., Class A(a)	21,815	81,806
ZoomInfo Technologies, Inc., Class A(a)(b)	84,034	246,220
		1,374,516,273
IT Services — 1.0%
Accenture PLC, Class A	166,076	20,666,497
Akamai Technologies, Inc.(a)	38,313	4,528,980
Amdocs Ltd.	31,187	1,576,191
Applied Digital Corp.(a)(b)	69,153	2,579,407
Backblaze, Inc., Class A(a)	15,534	246,369
BigBear.ai Holdings, Inc.(a)(b)	116,799	428,652
Cloudflare, Inc., Class A(a)	86,038	21,103,401
Cognizant Technology Solutions Corp., Class A	131,513	5,093,498
Commerce.com, Inc., Series 1(a)	20,221	59,854
CoreWeave, Inc., Class A(a)(b)	94,432	9,399,761
DigitalOcean Holdings, Inc.(a)	22,012	3,456,544
DXC Technology Co.(a)	48,732	431,278
EPAM Systems, Inc.(a)	15,189	1,205,247
Everforth, Inc.(a)	12,193	217,889
Fastly, Inc., Class A(a)	39,997	734,345
Gartner, Inc.(a)(b)	19,095	2,475,094
Globant SA(a)(b)	11,063	320,163
GoDaddy, Inc., Class A(a)	37,253	3,162,035
Grid Dynamics Holdings, Inc., Class A(a)	11,522	65,445
Hackett Group, Inc. (The)	8,023	86,408
International Business Machines Corp.	255,446	71,833,970
Kyndryl Holdings, Inc.(a)	63,752	721,035
MongoDB, Inc., Class A(a)	21,375	7,179,862
Okta, Inc., Class A(a)	45,858	6,257,324
Snowflake, Inc., Class A(a)	90,362	22,997,129

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Twilio, Inc., Class A(a)	40,141	$ 8,282,293
Unisys Corp.(a)	18,360	67,198
VeriSign, Inc.	22,114	5,562,998
Whitefiber, Inc.(a)	5,256	204,196
		200,943,063
Leisure Products — 0.1%
Acushnet Holdings Corp.	7,240	858,157
Brunswick Corp.	19,194	1,616,903
Callaway Golf Co.(a)	38,713	727,417
Funko, Inc., Class A(a)	7,224	42,477
Hasbro, Inc.	37,987	3,137,346
JAKKS Pacific, Inc.	3,521	81,969
Johnson Outdoors, Inc., Class A	1,518	69,889
Malibu Boats, Inc., Class A(a)	5,186	142,252
MasterCraft Boat Holdings, Inc.(a)(b)	5,322	137,414
Mattel, Inc.(a)	89,993	1,249,103
Peloton Interactive, Inc., Class A(a)	100,963	596,691
Polaris, Inc.	14,816	1,014,007
Smith & Wesson Brands, Inc.	15,266	229,601
Sturm Ruger & Co., Inc.	4,209	159,311
YETI Holdings, Inc.(a)	23,011	1,140,425
		11,202,962
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)	30,668	1,175,811
Adaptive Biotechnologies Corp.(a)(b)	43,222	927,112
Agilent Technologies, Inc.	76,683	10,185,803
Avantor, Inc.(a)	181,801	1,799,830
Azenta, Inc.(a)	10,646	271,686
BioLife Solutions, Inc.(a)	9,681	273,392
Bio-Rad Laboratories, Inc., Class A(a)	5,238	1,537,929
Bio-Techne Corp.(b)	42,580	3,008,277
Bruker Corp.	29,746	1,790,114
Charles River Laboratories International, Inc.(a)	14,000	3,175,060
Codexis, Inc.(a)(b)	16,908	38,212
CryoPort, Inc.(a)	10,260	161,082
Cytek Biosciences, Inc.(a)(b)	28,325	125,480
Danaher Corp.	172,256	32,811,323
Fortrea Holdings, Inc.(a)	23,759	413,407
Illumina, Inc.(a)	41,555	7,306,616
IQVIA Holdings, Inc.(a)	45,887	8,866,286
Maravai LifeSciences Holdings, Inc., Class A(a)	30,326	189,234
Medpace Holdings, Inc.(a)	6,197	3,281,869
Mesa Laboratories, Inc.	1,411	140,465
Mettler-Toledo International, Inc.(a)	5,442	6,952,209
OmniAb, Inc.(a)(b)	19,418	47,768
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	68,855	115,676
Personalis, Inc.(a)	17,959	240,651
QIAGEN NV	60,563	2,368,013
Quanterix Corp.(a)	12,492	53,966
Repligen Corp.(a)(b)	14,873	2,029,272
Revvity, Inc.	30,311	3,372,402
Sotera Health Co.(a)	69,467	1,233,039
Tempus AI, Inc., Class A(a)(b)	29,670	1,718,783
Thermo Fisher Scientific, Inc.	100,941	50,607,780
Waters Corp.(a)	26,583	9,969,688
West Pharmaceutical Services, Inc.	18,989	6,817,051
		163,005,286
Machinery — 2.2%
3D Systems Corp.(a)(b)	31,545	95,266
Security	Shares	Value
Machinery (continued)
Aebi Schmidt Holding AG	9,401	$ 117,983
AGCO Corp.	16,612	1,988,456
Alamo Group, Inc.	2,436	400,698
Albany International Corp., Class A	8,107	603,972
Alliance Laundry Holdings, Inc.(a)	11,782	312,459
Allison Transmission Holdings, Inc.	23,581	2,658,522
Astec Industries, Inc.	6,078	371,913
Atmus Filtration Technologies, Inc.	22,757	1,160,379
Blue Bird Corp.(a)	10,029	791,890
Caterpillar, Inc.	123,326	131,329,857
CECO Environmental Corp.(a)	14,740	1,337,508
Chart Industries, Inc.(a)	12,278	2,565,365
CNH Industrial NV	236,852	2,659,848
Columbus McKinnon Corp.	6,714	101,583
Crane Co.	13,788	3,075,689
Cummins, Inc.	37,532	26,768,198
Deere & Co.	67,037	42,523,580
Donaldson Co., Inc.	33,168	2,977,491
Douglas Dynamics, Inc.	5,556	299,746
Dover Corp.	36,182	8,114,899
Energy Recovery, Inc.(a)	15,103	136,229
Enerpac Tool Group Corp., Class A	16,098	577,274
Enpro, Inc.	6,137	2,313,219
Esab Corp.	15,358	1,514,760
ESCO Technologies, Inc.	6,722	2,352,969
Federal Signal Corp.	17,074	2,193,838
Flowserve Corp.	36,099	2,677,102
Fortive Corp.	82,616	5,047,011
Franklin Electric Co., Inc.	10,146	1,087,550
Gates Industrial Corp. PLC(a)	64,376	1,800,597
Gorman-Rupp Co. (The)	4,818	442,003
Graco, Inc.	44,973	3,400,409
Graham Corp.(a)(b)	2,834	350,821
Greenbrier Cos., Inc. (The)	8,500	416,585
Helios Technologies, Inc.	8,272	738,276
Hillman Solutions Corp.(a)	47,144	397,895
Hyster-Yale, Inc., Class A	2,729	95,679
IDEX Corp.	20,431	4,636,815
Illinois Tool Works, Inc.	78,104	21,124,789
Ingersoll Rand, Inc.	106,051	8,695,121
ITT, Inc.	24,203	4,786,385
JBT Marel Corp.	14,022	2,033,190
Kadant, Inc.	3,379	1,061,783
Kennametal, Inc.	22,492	788,345
Lincoln Electric Holdings, Inc.	15,152	4,023,008
Lindsay Corp.	3,147	389,599
Luxfer Holdings PLC	7,384	133,207
Manitowoc Co., Inc. (The)(a)	9,344	129,788
Microvast Holdings, Inc.(a)(b)	53,364	62,436
Middleby Corp. (The)(a)	11,766	2,023,870
Miller Industries, Inc.	3,090	158,054
Mueller Industries, Inc.	29,553	3,632,950
Mueller Water Products, Inc., Class A	40,837	1,054,820
Nordson Corp.	14,614	4,408,898
Omega Flex, Inc.	1,102	34,592
Oshkosh Corp.	16,991	2,607,779
Otis Worldwide Corp.	103,508	7,411,173
PACCAR, Inc.	139,961	16,812,115
Parker-Hannifin Corp.	34,273	33,523,107
Pentair PLC	44,857	3,438,738
Proto Labs, Inc.(a)	7,246	590,621
RBC Bearings, Inc.(a)	8,399	5,409,460

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Snap-on, Inc.	14,066	$ 5,660,158
SPX Technologies, Inc.(a)	12,959	3,177,158
Standex International Corp.	3,142	1,123,799
Stanley Black & Decker, Inc.	41,404	3,896,944
Tennant Co.	4,696	411,088
Terex Corp.	30,195	2,185,816
Timken Co. (The)	16,935	2,460,994
Titan International, Inc.(a)	11,343	87,455
Toro Co. (The)	26,576	2,589,034
Trinity Industries, Inc.	20,468	707,783
Wabash National Corp.	12,756	172,206
Watts Water Technologies, Inc., Class A	7,130	2,791,038
Westinghouse Air Brake Technologies Corp.	45,703	12,321,529
Worthington Enterprises, Inc.	7,929	426,263
Xylem, Inc.	64,416	7,614,615
		430,394,042
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)(b)	3,658	64,234
Genco Shipping & Trading Ltd.	9,192	227,778
Himalaya Shipping Ltd.	14,093	188,282
Kirby Corp.(a)	14,469	1,967,350
Matson, Inc.	8,385	1,611,849
Pangaea Logistics Solutions Ltd.	17,192	111,748
Safe Bulkers, Inc.	13,942	87,974
		4,259,215
Media — 0.2%
Advantage Solutions, Inc., Class A(a)	1,554	67,195
AMC Global Media, Inc., Class A(a)	7,769	77,535
Boston Omaha Corp., Class A(a)	5,016	68,418
Cable One, Inc.(a)	1,477	78,443
Charter Communications, Inc., Class A(a)	22,735	3,233,144
Clear Channel Outdoor Holdings, Inc.(a)	103,614	250,746
DoubleVerify Holdings, Inc.(a)	37,543	406,966
EchoStar Corp., Class A(a)(b)	37,227	3,778,541
Entravision Communications Corp., Class A	23,800	310,352
EW Scripps Co. (The), Class A(a)	13,905	38,517
Fox Corp., Class A, NVS	53,314	2,780,858
Fox Corp., Class B	36,155	1,693,500
Gray Media, Inc.	21,845	86,725
Ibotta, Inc., Class A(a)(b)	4,446	151,875
iHeartMedia, Inc., Class A(a)	28,766	123,406
John Wiley & Sons, Inc., Class A	12,256	594,539
Liberty Broadband Corp., Class A(a)	4,187	139,343
Liberty Broadband Corp., Class C, NVS(a)	29,360	976,514
Magnite, Inc.(a)	34,505	654,905
National CineMedia, Inc.	24,766	94,111
New York Times Co. (The), Class A	44,380	3,105,712
News Corp., Class A, NVS	105,334	2,615,443
News Corp., Class B	31,991	897,667
Nexstar Media Group, Inc., Class A	8,313	1,484,619
Nexxen International Ltd.(a)	22,768	205,595
NIQ Global Intelligence PLC(a)	12,963	121,204
Omnicom Group, Inc.	76,859	5,597,641
Optimum Communications, Inc., Class A(a)	76,110	110,360
PubMatic, Inc., Class A(a)	11,528	151,247
Scholastic Corp.	7,053	324,438
Sinclair, Inc., Class A	12,086	172,226
Sirius XM Holdings, Inc.	51,459	1,520,099
Stagwell, Inc., Class A(a)	34,448	255,949
TechTarget, Inc.(a)(b)	7,489	26,960
Trade Desk, Inc. (The), Class A(a)	121,525	2,197,172
Security	Shares	Value
Media (continued)
U.S.A. TODAY Co., Inc.(a)(b)	26,605	$ 227,473
Versant Media Group, Inc.	39,325	1,416,093
		36,035,531
Metals & Mining — 0.7%
Alcoa Corp.	70,892	3,696,309
Almonty Industries, Inc.(a)	58,918	975,682
Alpha Metallurgical Resources, Inc.(a)	3,068	506,036
American Battery Technology Co.(a)(b)	37,184	105,231
Anglogold Ashanti PLC	135,740	10,980,009
Aura Minerals, Inc.	11,022	693,835
Caledonia Mining Corp. PLC	14,355	274,181
Century Aluminum Co.(a)	15,532	714,627
Cleveland-Cliffs, Inc.(a)	151,566	1,423,205
Coeur Mining, Inc.	275,847	4,501,823
Commercial Metals Co.	32,208	2,021,052
Compass Minerals International, Inc.(a)(b)	9,148	284,777
Constellium SE, Class A(a)	30,972	987,078
Critical Metals Corp.(a)(b)	19,845	203,411
Dakota Gold Corp.(a)	31,375	133,658
Elemental Royalty Corp.(b)	12,751	222,632
Freeport-McMoRan, Inc.	391,128	24,598,040
Hecla Mining Co.	170,006	2,623,193
Hycroft Mining Holding Corp., Class A(a)(b)	14,458	338,317
Idaho Strategic Resources, Inc.(a)(b)	5,212	170,693
Ivanhoe Electric, Inc.(a)	27,866	267,792
Kaiser Aluminum Corp.	4,420	864,685
Lifezone Metals Ltd.(a)	47,722	185,161
Materion Corp.	5,100	1,516,689
McEwen, Inc.(a)(b)	13,846	251,028
Metallus, Inc.(a)	10,206	190,750
MP Materials Corp., Class A(a)(b)	38,753	2,170,556
Newmont Corp.	289,791	27,066,479
NioCorp Developments Ltd.(a)(b)	33,277	160,395
Novagold Resources, Inc.(a)(b)	118,498	707,433
Nucor Corp.	59,847	13,330,919
Perpetua Resources Corp.(a)(b)	24,043	499,133
Ramaco Resources, Inc., Class A(a)	11,505	152,211
Reliance, Inc.	14,164	5,291,670
Royal Gold, Inc.	22,993	4,589,633
Ryerson Holding Corp.	13,599	334,671
Southern Copper Corp.	24,995	4,355,629
SSR Mining, Inc.(a)	60,751	1,718,038
Steel Dynamics, Inc.	36,400	8,352,344
SunCoke Energy, Inc.	26,733	215,201
Tredegar Corp.(a)	11,599	92,328
U.S. Goldmining, Inc.(a)(b)	19,845	161,340
U.S.A. Rare Earth, Inc., Class A(a)(b)	49,687	1,072,245
United States Antimony Corp.(a)(b)	23,901	173,521
Warrior Met Coal, Inc.	14,788	1,200,194
Worthington Steel, Inc.	7,929	266,256
		130,640,090
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	24,831	232,915
AGNC Investment Corp.	301,302	3,284,192
Annaly Capital Management, Inc.	194,026	4,338,421
Apollo Commercial Real Estate Finance, Inc.	41,794	446,360
Arbor Realty Trust, Inc.	41,214	223,380
Ares Commercial Real Estate Corp.	11,275	50,737
ARMOUR Residential REIT, Inc.	27,154	473,837
Blackstone Mortgage Trust, Inc., Class A	48,380	820,041
BrightSpire Capital, Inc., Class A	41,315	225,167
Chicago Atlantic Real Estate Finance, Inc.	7,583	81,290

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	20,363	$ 271,642
Claros Mortgage Trust, Inc.(a)	23,867	56,087
Dynex Capital, Inc.	57,290	751,072
Ellington Financial, Inc.	34,129	464,496
Franklin BSP Realty Trust, Inc.	22,333	181,791
Invesco Mortgage Capital, Inc.	8,844	69,868
KKR Real Estate Finance Trust, Inc.	16,226	110,986
Ladder Capital Corp., Class A	28,472	283,296
MFA Financial, Inc.	30,311	293,714
Orchid Island Capital, Inc.	54,649	380,904
PennyMac Mortgage Investment Trust	24,139	272,288
Ready Capital Corp.	39,299	68,773
Redwood Trust, Inc.	32,164	152,457
Rithm Capital Corp.	153,647	1,442,745
Starwood Property Trust, Inc.	93,365	1,529,319
TPG RE Finance Trust, Inc.	15,139	126,713
Two Harbors Investment Corp.	24,426	303,127
		16,935,618
Multi-Utilities — 0.5%
Ameren Corp.	75,046	8,483,200
Avista Corp.	22,111	904,561
Black Hills Corp.	20,390	1,517,016
CenterPoint Energy, Inc.	178,120	7,844,405
CMS Energy Corp.	83,257	6,369,160
Consolidated Edison, Inc.	100,079	11,071,740
Dominion Energy, Inc.	238,910	16,315,164
DTE Energy Co.	56,725	8,643,188
NiSource, Inc.	130,903	6,224,438
Northwestern Energy Group, Inc.	15,776	1,129,877
Public Service Enterprise Group, Inc.	135,287	10,979,893
Sempra	178,988	16,593,977
Unitil Corp.	3,481	183,414
WEC Energy Group, Inc.	88,578	10,343,253
		106,603,286
Office REITs — 0.1%
Brandywine Realty Trust	50,337	159,568
BXP, Inc.	42,361	2,808,958
COPT Defense Properties	30,259	1,101,125
Cousins Properties, Inc.	43,790	1,312,824
Douglas Emmett, Inc.	44,557	525,773
Easterly Government Properties, Inc.	10,591	264,034
Empire State Realty Trust, Inc., Class A	39,325	212,748
Highwoods Properties, Inc.	27,538	830,546
Hudson Pacific Properties, Inc.(a)	14,370	218,280
JBG SMITH Properties	18,392	269,811
Kilroy Realty Corp.	31,552	1,182,254
NET Lease Office Properties	3,802	42,316
Piedmont Realty Trust, Inc., Class A(a)	34,479	315,483
Postal Realty Trust, Inc., Class A	3,922	96,638
SL Green Realty Corp.	19,005	983,889
Vornado Realty Trust	48,114	1,890,880
		12,215,127
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	90,467	2,058,124
Antero Resources Corp.(a)	78,335	2,752,692
APA Corp.	95,488	3,110,044
Ardmore Shipping Corp.	13,533	189,597
BKV Corp.(a)(b)	6,304	172,477
California Resources Corp.	21,420	1,132,475
Calumet, Inc.(a)	18,495	666,190
Centrus Energy Corp., Class A(a)(b)	4,303	722,345
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.	56,832	$ 13,583,416
Chevron Corp.	503,738	83,499,611
Chord Energy Corp.	15,609	1,784,109
Clean Energy Fuels Corp.(a)(b)	42,515	87,156
CNX Resources Corp.(a)	35,122	1,191,689
Comstock Resources, Inc.(a)(b)	22,789	340,012
ConocoPhillips	331,113	34,422,507
Core Natural Resources, Inc.	14,955	1,196,699
Crescent Energy Co., Class A	71,301	700,176
CVR Energy, Inc.	7,659	210,929
Delek U.S. Holdings, Inc.	19,488	990,185
Devon Energy Corp.	306,028	12,645,077
DHT Holdings, Inc.	42,506	702,624
Diamondback Energy, Inc.	51,999	9,140,384
Diversified Energy Co.	28,083	389,230
Dorian LPG Ltd.	9,601	333,923
DT Midstream, Inc.	26,937	3,952,735
Encore Energy Corp.(a)(b)	44,236	57,949
Energy Fuels, Inc.(a)(b)	79,452	1,152,054
EOG Resources, Inc.	145,382	18,860,407
EQT Corp.	164,173	8,729,078
Evolution Petroleum Corp.	14,283	52,561
Excelerate Energy, Inc., Class A	4,944	187,823
Expand Energy Corp.	61,863	5,641,287
Exxon Mobil Corp.	1,129,949	154,486,627
FLEX LNG Ltd.	7,365	206,662
Gevo, Inc.(a)(b)	75,244	112,866
Golar LNG Ltd.	25,668	1,279,293
Granite Ridge Resources, Inc.	21,985	96,954
Green Plains, Inc.(a)	20,654	317,659
Gulfport Energy Corp.(a)	3,796	644,181
HF Sinclair Corp.	43,590	3,036,044
Infinity Natural Resources, Inc., Class A(a)(b)	3,445	43,752
International Seaways, Inc.	10,874	832,840
Kinder Morgan, Inc.	531,782	17,001,071
Kinetik Holdings, Inc., Class A	13,260	640,988
Kosmos Energy Ltd.(a)(b)	126,253	266,394
Magnolia Oil & Gas Corp., Class A	49,117	1,256,413
Marathon Petroleum Corp.	79,871	20,420,619
Matador Resources Co.	33,366	1,660,959
Murphy Oil Corp.	38,631	1,257,825
Navigator Holdings Ltd.	9,831	183,152
NextDecade Corp.(a)(b)	32,047	241,634
Nordic American Tankers Ltd.	52,375	290,158
Northern Oil & Gas, Inc.	24,804	450,193
Occidental Petroleum Corp.	196,880	9,562,462
ONEOK, Inc.	170,761	14,845,961
Ovintiv, Inc.	78,203	4,117,388
Par Pacific Holdings, Inc.(a)	13,202	740,368
PBF Energy, Inc., Class A	22,500	1,024,200
Peabody Energy Corp.	31,039	717,622
Permian Resources Corp., Class A	214,442	3,947,877
Phillips 66	109,570	18,522,809
Range Resources Corp.	63,371	2,356,768
REX American Resources Corp.(a)	9,338	421,611
Riley Exploration Permian, Inc.	3,366	110,943
Sable Offshore Corp., Class A(a)(b)	33,561	103,368
SandRidge Energy, Inc.	10,156	139,137
Scorpio Tankers, Inc.	13,002	900,519
SFL Corp. Ltd.	35,722	364,364
SM Energy Co.	71,177	1,857,720
Talos Energy, Inc.(a)	36,452	470,595

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	57,801	$ 15,498,760
Teekay Tankers Ltd., Class A	6,483	420,552
Texas Pacific Land Corp.	16,433	7,191,738
Uranium Energy Corp.(a)(b)	128,536	1,370,194
VAALCO Energy, Inc.	28,364	144,089
Valero Energy Corp.	80,326	20,920,103
Viper Energy, Inc., Class A	50,758	2,152,139
Vitesse Energy, Inc.	6,470	102,032
W&T Offshore, Inc.	33,689	106,120
Williams Cos., Inc. (The)	333,255	24,774,177
World Kinect Corp.	17,869	588,605
		548,854,070
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,593	72,018
Louisiana-Pacific Corp.	17,113	1,346,109
Sylvamo Corp.	9,529	360,196
		1,778,323
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	33,142	1,730,012
Allegiant Travel Co.(a)	5,652	664,675
American Airlines Group, Inc.(a)	177,279	3,203,432
Delta Air Lines, Inc.	178,946	16,760,082
Frontier Group Holdings, Inc.(a)(b)	9,976	78,910
JetBlue Airways Corp.(a)	81,751	468,433
Joby Aviation, Inc., Class A(a)(b)	157,954	1,408,950
SkyWest, Inc.(a)	11,525	1,144,778
Southwest Airlines Co.	124,156	6,384,102
United Airlines Holdings, Inc.(a)	88,611	12,050,210
		43,893,584
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)(b)	36,080	466,875
Coty, Inc., Class A(a)(b)	100,421	216,909
Edgewell Personal Care Co.	15,380	413,107
elf Beauty, Inc.(a)	14,554	1,076,996
Estee Lauder Cos., Inc. (The), Class A	66,444	5,245,754
Herbalife Ltd.(a)	28,801	378,733
Honest Co., Inc. (The)(a)(b)	16,478	60,309
Interparfums, Inc.	5,122	572,947
Kenvue, Inc.	519,673	9,930,951
Niagen Bioscience, Inc.(a)(b)	21,047	67,140
Nu Skin Enterprises, Inc., Class A	12,058	63,666
Olaplex Holdings, Inc.(a)(b)	35,117	71,990
USANA Health Sciences, Inc.(a)	3,676	78,483
		18,643,860
Pharmaceuticals — 3.2%
Aclaris Therapeutics, Inc.(a)(b)	39,365	208,241
Alto Neuroscience, Inc.(a)(b)	7,636	201,514
Alumis, Inc.(a)(b)	22,847	642,915
Amneal Pharmaceuticals, Inc., Class A(a)	48,558	840,539
Amphastar Pharmaceuticals, Inc.(a)	10,644	214,796
Amylyx Pharmaceuticals, Inc.(a)	23,900	429,244
ANI Pharmaceuticals, Inc.(a)	5,430	449,495
Aquestive Therapeutics, Inc.(a)(b)	33,907	141,053
Arvinas, Inc.(a)	14,757	122,631
AtaiBeckley, Inc.(a)(b)	84,841	447,112
Atea Pharmaceuticals, Inc.(a)(b)	18,517	86,104
Avalyn Pharma, Inc.(a)	5,165	170,032
Axsome Therapeutics, Inc.(a)	11,323	2,771,531
BioAge Labs, Inc.(a)	8,941	219,144
Bristol-Myers Squibb Co.	554,468	31,948,446
Collegium Pharmaceutical, Inc.(a)	9,216	333,619
Security	Shares	Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.(a)	25,485	$ 2,215,921
CorMedix, Inc.(a)(b)	22,781	178,831
Crinetics Pharmaceuticals, Inc.(a)(b)	27,014	1,010,864
Definium Therapeutics, Inc.(a)(b)	34,459	1,620,951
Edgewise Therapeutics, Inc.(a)	20,875	848,151
Elanco Animal Health, Inc.(a)	132,003	3,248,594
Eli Lilly & Co.	216,770	260,000,441
Enliven Therapeutics, Inc.(a)	12,023	610,167
Esperion Therapeutics, Inc.(a)	65,429	206,756
Eton Pharmaceuticals, Inc.(a)(b)	9,100	329,420
Evolus, Inc.(a)(b)	11,751	81,552
EyePoint, Inc.(a)(b)	21,952	313,914
Fulcrum Therapeutics, Inc.(a)	23,118	84,612
Harmony Biosciences Holdings, Inc.(a)	11,720	426,725
Harrow, Inc.(a)(b)	6,954	295,336
Indivior Pharmaceuticals, Inc.(a)	32,596	1,337,414
Innoviva, Inc.(a)	18,820	427,402
Jazz Pharmaceuticals PLC(a)(b)	15,888	3,828,531
Johnson & Johnson	654,234	166,155,809
LB Pharmaceuticals, Inc.(a)	6,238	202,454
LENZ Therapeutics, Inc.(a)(b)	5,806	32,978
Lexicon Pharmaceuticals, Inc.(a)	84,388	202,531
Ligand Pharmaceuticals, Inc.(a)	5,372	1,698,036
Liquidia Corp.(a)	17,677	1,409,387
Maze Therapeutics, Inc.(a)(b)	5,783	172,565
MBX Biosciences, Inc.(a)	7,678	423,826
MediWound Ltd.(a)(b)	13,242	194,657
Merck & Co., Inc.	671,714	86,315,249
Nektar Therapeutics(a)	9,129	637,296
Nuvation Bio, Inc., Class A(a)(b)	69,568	395,146
Ocular Therapeutix, Inc.(a)	45,356	445,396
Omeros Corp.(a)(b)	19,718	187,518
Organon & Co.	69,367	939,229
Pacira BioSciences, Inc.(a)	12,007	304,618
Perrigo Co. PLC	37,556	390,207
Pfizer, Inc.	1,551,147	37,351,620
Phathom Pharmaceuticals, Inc.(a)(b)	9,278	100,666
Phibro Animal Health Corp., Class A	3,875	121,675
Prestige Consumer Healthcare, Inc.(a)	13,854	654,879
Rapport Therapeutics, Inc.(a)	7,673	319,734
Relmada Therapeutics, Inc.(a)(b)	29,958	207,309
Royalty Pharma PLC, Class A	112,329	6,298,287
Septerna, Inc.(a)	6,876	230,277
SIGA Technologies, Inc.	12,313	44,819
Supernus Pharmaceuticals, Inc.(a)	13,312	619,141
Tarsus Pharmaceuticals, Inc.(a)	9,870	621,218
Theravance Biopharma, Inc.(a)	15,645	265,965
Third Harmonic Bio, Inc.(a)(d)	10,547	—
Trevi Therapeutics, Inc.(a)	24,468	456,328
VeraDermics, Inc.(a)	5,486	674,449
Viatris, Inc.	312,226	4,958,149
WaVe Life Sciences Ltd.(a)(b)	63,638	369,737
Xeris Biopharma Holdings, Inc.(a)	46,720	370,022
Zevra Therapeutics, Inc.(a)(b)	18,845	270,237
Zoetis, Inc., Class A	114,276	8,211,873
		638,545,285
Professional Services — 0.5%
Amentum Holdings, Inc.(a)	42,456	877,566
Asure Software, Inc.(a)(b)	3,480	27,631
Automatic Data Processing, Inc.	108,848	24,376,510
Barrett Business Services, Inc.	7,084	251,624
BlackSky Technology, Inc., Class A(a)(b)	8,372	233,746

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Booz Allen Hamilton Holding Corp., Class A	33,019	$ 2,003,263
Broadridge Financial Solutions, Inc.	31,922	4,371,718
CACI International, Inc., Class A(a)	6,166	2,856,461
CBIZ, Inc.(a)(b)	13,787	442,287
Clarivate PLC(a)(b)	125,093	270,201
Concentrix Corp.	13,456	301,482
Conduent, Inc.(a)	41,809	61,041
CRA International, Inc.	1,763	250,875
Equifax, Inc.	32,167	5,105,546
ExlService Holdings, Inc.(a)	41,140	1,063,880
Exponent, Inc.	13,619	800,252
First Advantage Corp.(a)(b)	19,234	347,174
Franklin Covey Co.(a)(b)	4,448	109,109
FTI Consulting, Inc.(a)	8,186	1,219,796
Genpact Ltd.	43,623	1,199,632
Huron Consulting Group, Inc.(a)(b)	4,766	429,703
ICF International, Inc.	4,930	359,200
Innodata, Inc.(a)(b)	8,658	654,372
Insperity, Inc.	9,556	394,758
Jacobs Solutions, Inc.	32,770	4,129,020
KBR, Inc.	37,012	1,278,024
Kelly Services, Inc., Class A, NVS	10,248	125,845
Kforce, Inc.	5,143	241,310
Korn Ferry	14,386	957,820
Legalzoom.com, Inc.(a)	36,599	224,352
Leidos Holdings, Inc.	34,557	3,558,334
ManpowerGroup, Inc.	12,100	408,617
Maximus, Inc.	14,478	778,337
Parsons Corp.(a)	10,048	526,415
Paychex, Inc.	87,259	8,580,177
Paycom Software, Inc.	11,117	1,397,185
Paylocity Holding Corp.(a)	12,227	1,278,088
Planet Labs PBC, Class A(a)	73,060	2,420,478
Resolute Holdings Management, Inc.(a)(b)	911	131,667
Robert Half, Inc.	28,788	883,792
Science Applications International Corp.	11,642	1,285,393
SS&C Technologies Holdings, Inc.	57,911	3,593,378
TIC Solutions, Inc.(a)(b)	45,015	364,171
TransUnion	52,765	3,806,467
TriNet Group, Inc.	8,634	427,297
TrueBlue, Inc.(a)	10,152	70,759
UL Solutions, Inc., Class A	20,843	2,123,068
Upwork, Inc.(a)	30,911	258,416
Verisk Analytics, Inc.	35,541	6,380,676
Verra Mobility Corp., Class A(a)	44,836	190,553
Willdan Group, Inc.(a)(b)	4,132	326,841
		93,754,307
Real Estate Management & Development — 0.1%
AGNT, Inc.	16,489	89,206
CBRE Group, Inc., Class A(a)	79,204	10,667,987
Compass, Inc., Class A(a)(b)	175,500	2,163,915
CoStar Group, Inc.(a)	114,844	3,252,382
Cushman & Wakefield Ltd.(a)(b)	62,632	838,642
Forestar Group, Inc.(a)	6,699	212,023
FRP Holdings, Inc.(a)(b)	5,126	128,099
Howard Hughes Holdings, Inc.(a)(b)	7,896	564,485
Jones Lang LaSalle, Inc.(a)	12,923	4,005,484
Marcus & Millichap, Inc.	5,977	186,303
Newmark Group, Inc., Class A	42,325	639,531
Opendoor Technologies, Inc., Class A(a)(b)	249,483	1,152,611
PetroCorp Escrow(a)(d)	1,248	—
Real Brokerage, Inc. (The)(a)	25,646	46,676
Security	Shares	Value
Real Estate Management & Development (continued)
REX Holdings, Inc., Class A(a)	5,528	$ 54,506
RMR Group, Inc. (The), Class A	4,209	86,411
Seaport Entertainment Group, Inc.(a)(b)	2,473	65,782
St. Joe Co. (The)	11,913	746,111
Tejon Ranch Co.(a)(b)	8,573	160,315
Zillow Group, Inc., Class A(a)	12,759	400,250
Zillow Group, Inc., Class C, NVS(a)(b)	45,287	1,427,446
		26,888,165
Residential REITs — 0.2%
American Homes 4 Rent, Class A	89,708	3,007,012
AvalonBay Communities, Inc.	38,661	7,294,944
Camden Property Trust	26,746	3,062,150
Centerspace	4,737	266,172
Equity LifeStyle Properties, Inc.	52,356	3,374,344
Equity Residential	103,342	7,020,022
Essex Property Trust, Inc.	17,497	5,101,950
Independence Realty Trust, Inc.	58,848	982,173
Invitation Homes, Inc.	165,971	5,013,984
Mid-America Apartment Communities, Inc.	31,561	4,385,085
NexPoint Residential Trust, Inc.	6,306	176,064
Sun Communities, Inc.	33,314	3,994,682
UDR, Inc.	89,644	3,578,589
UMH Properties, Inc.	15,801	239,227
		47,496,398
Retail REITs — 0.3%
Acadia Realty Trust	31,897	666,966
Agree Realty Corp.	29,937	2,267,428
Alexander’s, Inc.	570	157,069
Brixmor Property Group, Inc.	81,498	2,569,632
CBL & Associates Properties, Inc.	4,927	261,574
Curbline Properties Corp.	24,360	740,544
Federal Realty Investment Trust	22,775	2,811,346
Getty Realty Corp.	12,078	402,922
InvenTrust Properties Corp.	18,561	657,059
Kimco Realty Corp.	183,082	4,641,129
Kite Realty Group Trust	56,258	1,596,602
Macerich Co. (The)	72,316	1,821,640
NETSTREIT Corp.(b)	25,306	534,716
NNN REIT, Inc.	49,536	2,304,910
Phillips Edison & Co., Inc.	34,141	1,420,948
Realty Income Corp.	252,405	15,639,014
Regency Centers Corp.	49,002	3,907,420
Saul Centers, Inc.	3,254	121,667
Simon Property Group, Inc.	86,778	19,407,900
SITE Centers Corp.	12,180	48,355
Tanger, Inc.	28,904	1,140,841
Urban Edge Properties	31,401	718,455
Whitestone REIT	16,000	303,360
		64,141,497
Semiconductors & Semiconductor Equipment — 17.2%
ACM Research, Inc., Class A(a)	13,876	1,760,726
Advanced Micro Devices, Inc.(a)	441,639	256,552,512
Aehr Test Systems(a)	6,896	662,430
Allegro MicroSystems, Inc.(a)	33,464	2,329,764
Alpha & Omega Semiconductor Ltd.(a)	6,480	306,698
Ambarella, Inc.(a)	11,788	1,011,410
Ambiq Micro, Inc.(a)	6,778	598,497
Amkor Technology, Inc.	33,872	2,920,783
Analog Devices, Inc.	132,528	52,636,146
Applied Materials, Inc.	215,245	155,622,135
Astera Labs, Inc.(a)	41,566	20,077,209

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.(a)	8,976	$ 1,700,503
AXT, Inc.(a)	16,543	1,192,419
Broadcom, Inc.	1,263,102	477,136,781
Canadian Solar, Inc.(a)(b)	12,955	207,539
CEVA, Inc.(a)(b)	5,747	271,029
Cirrus Logic, Inc.(a)	14,565	2,163,339
Cohu, Inc.(a)(b)	11,270	832,966
Credo Technology Group Holding Ltd.(a)	44,720	12,161,604
Diodes, Inc.(a)	12,324	1,348,739
Enphase Energy, Inc.(a)	36,517	1,798,097
Entegris, Inc.	40,508	7,285,769
First Solar, Inc.(a)	27,520	6,493,619
FormFactor, Inc.(a)	20,725	3,314,549
GLOBALFOUNDRIES, Inc.	33,451	2,756,697
Ichor Holdings Ltd.(a)	7,437	835,026
Impinj, Inc.(a)	7,220	1,034,121
indie Semiconductor, Inc., Class A(a)(b)	33,300	149,517
Intel Corp.(a)	1,190,651	166,250,599
KLA Corp.	355,149	107,152,005
Kopin Corp.(a)(b)	60,928	272,957
Kulicke & Soffa Industries, Inc.	13,586	1,817,263
Lam Research Corp.	339,323	147,038,836
Lattice Semiconductor Corp.(a)	37,141	5,681,087
MACOM Technology Solutions Holdings, Inc.(a)	18,062	6,870,243
Marvell Technology, Inc.	236,826	70,548,097
MaxLinear, Inc.(a)	22,070	2,825,622
Microchip Technology, Inc.	144,772	13,203,206
Micron Technology, Inc.	306,057	353,278,535
MKS, Inc.	18,071	8,037,981
Monolithic Power Systems, Inc.	12,838	17,746,738
Navitas Semiconductor Corp.(a)(b)	54,969	985,044
NVE Corp.	1,265	132,256
NVIDIA Corp.	6,333,712	1,267,312,434
ON Semiconductor Corp.(a)	106,683	10,085,811
Onto Innovation, Inc.(a)	13,614	5,152,218
PDF Solutions, Inc.(a)	7,662	542,393
Penguin Solutions, Inc.(a)	14,305	1,087,323
Photronics, Inc.(a)	16,497	536,647
Power Integrations, Inc.	15,878	1,329,941
Qnity Electronics, Inc.	56,730	9,264,576
Qorvo, Inc.(a)	23,039	2,148,848
QUALCOMM, Inc.	286,452	52,933,465
Rambus, Inc.(a)	29,710	3,943,705
Rigetti Computing, Inc.(a)	85,883	1,659,260
Semtech Corp.(a)	25,882	4,189,002
Silicon Laboratories, Inc.(a)	8,496	1,856,886
SiTime Corp.(a)	6,165	4,596,377
SkyWater Technology, Inc.(a)	9,767	340,087
Skyworks Solutions, Inc.	41,548	2,816,954
Synaptics, Inc.(a)	10,414	1,293,731
T1 Energy, Inc.(a)(b)	59,538	564,420
Teradyne, Inc.	42,601	20,612,068
Texas Instruments, Inc.	246,897	73,592,589
Ultra Clean Holdings, Inc.(a)	11,684	1,666,022
Universal Display Corp.	12,820	1,110,084
Veeco Instruments, Inc.(a)(b)	15,435	1,169,973
Wolfspeed, Inc.(a)(b)	7,645	368,871
		3,387,174,778
Software — 7.3%
8x8, Inc.(a)	28,548	48,817
A10 Networks, Inc.	23,308	870,787
ACI Worldwide, Inc.(a)	27,995	1,407,869
Security	Shares	Value
Software (continued)
Adeia, Inc.	28,470	$ 937,517
Adobe, Inc.(a)	109,702	22,491,104
Agilysys, Inc.(a)	6,379	666,605
Alarm.com Holdings, Inc.(a)	12,369	577,880
Alkami Technology, Inc.(a)(b)	18,493	335,093
Amplitude, Inc., Class A(a)	17,485	133,760
Appfolio, Inc., Class A(a)	6,138	984,228
Appian Corp., Class A(a)(b)	10,466	239,671
AppLovin Corp., Class A(a)	64,997	33,488,404
Arteris, Inc.(a)	8,391	407,719
Asana, Inc., Class A(a)(b)	20,004	140,028
Atlassian Corp., Class A(a)	45,116	3,509,574
Aurora Innovation, Inc., Class A(a)(b)	323,150	2,203,883
Autodesk, Inc.(a)	57,322	11,144,543
AvePoint, Inc., Class A(a)	39,857	446,797
Bentley Systems, Inc., Class B	42,665	1,275,257
BILL Holdings, Inc.(a)	21,883	791,289
Bit Digital, Inc.(a)(b)	85,500	153,900
Bitdeer Technologies Group, Class A(a)(b)	35,969	570,828
BitMine Immersion Technologies, Inc.(b)	153,023	2,036,736
Blackbaud, Inc.(a)	11,465	339,593
BlackLine, Inc.(a)	15,112	424,194
Blend Labs, Inc., Class A(a)(b)	62,170	106,311
Box, Inc., Class A(a)	38,017	1,008,971
Braze, Inc., Class A(a)	23,359	506,657
C3.ai, Inc., Class A(a)(b)	29,877	271,582
Cadence Design Systems, Inc.(a)	74,874	28,101,710
CCC Intelligent Solutions Holdings, Inc.(a)	148,670	767,137
Cerence, Inc.(a)(b)	10,087	114,185
Cipher Digital, Inc.(a)	87,369	2,140,540
Circle Internet Group, Inc., Class A(a)(b)	48,559	3,041,250
Cleanspark, Inc.(a)(b)	68,252	993,067
Clear Secure, Inc., Class A	22,266	1,240,884
Commvault Systems, Inc.(a)	11,606	1,644,918
Consensus Cloud Solutions, Inc.(a)(b)	5,762	219,820
Core Scientific, Inc.(a)	83,174	2,128,423
Crowdstrike Holdings, Inc., Class A(a)	68,134	51,995,781
CS Disco, Inc.(a)	9,866	37,293
Daily Journal Corp.(a)(b)	396	238,071
Datadog, Inc., Class A(a)	89,186	23,220,467
Digimarc Corp.(a)(b)	5,386	44,273
Digital Turbine, Inc.(a)	22,974	296,365
Docusign, Inc.(a)	54,568	2,423,911
Dolby Laboratories, Inc., Class A	15,746	827,925
Domo, Inc., Class B(a)	7,011	21,944
Dropbox, Inc., Class A(a)	41,279	1,133,934
D-Wave Quantum, Inc.(a)(b)	100,636	2,414,258
Dynatrace, Inc.(a)	80,349	3,528,125
Elastic NV(a)	26,055	1,485,656
EverCommerce, Inc.(a)(b)	11,519	115,881
Fair Isaac Corp.(a)(b)	6,134	7,328,781
Figma, Inc., Class A(a)(b)	57,870	1,046,868
Five9, Inc.(a)(b)	19,697	419,940
Fortinet, Inc.(a)	164,563	25,280,168
Freshworks, Inc., Class A(a)	54,895	555,537
Gen Digital, Inc.	148,700	3,701,143
Gitlab, Inc., Class A(a)	39,849	1,216,590
Guidewire Software, Inc.(a)	22,823	2,808,370
HubSpot, Inc.(a)	13,821	2,522,471
Hut 8 Corp.(a)(b)	26,167	3,020,849
I3 Verticals, Inc., Class A(a)	6,238	133,244
Intapp, Inc.(a)	14,399	362,999

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
InterDigital, Inc.	7,128	$ 2,018,151
Intuit, Inc.	73,484	19,179,324
IREN Ltd.(a)(b)	87,690	4,010,064
JFrog Ltd.(a)	28,914	2,627,704
Keel Infrastructure Corp.(a)(b)	156,365	897,535
Klaviyo, Inc., Class A(a)(b)	37,740	569,874
Life360, Inc.(a)(b)	4,956	274,364
LiveRamp Holdings, Inc.(a)	16,931	637,283
Manhattan Associates, Inc.(a)	16,766	2,334,665
MARA Holdings, Inc.(a)(b)	101,916	1,415,613
Microsoft Corp.	2,017,173	752,445,872
Mitek Systems, Inc.(a)(b)	11,131	224,067
N-able, Inc.(a)	18,245	66,959
nCino, Inc.(a)(b)	28,893	472,401
NCR Voyix Corp.(a)	44,938	367,143
NextNav, Inc.(a)(b)	23,272	414,940
Nutanix, Inc., Class A(a)	68,579	3,494,786
OneSpan, Inc.	11,161	160,160
Ooma, Inc.(a)	7,219	138,749
Oracle Corp.	465,351	68,197,189
PagerDuty, Inc.(a)	27,096	261,476
Palantir Technologies, Inc., Class A(a)	602,927	70,343,493
Palo Alto Networks, Inc.(a)	218,942	74,663,601
PAR Technology Corp.(a)(b)	10,181	177,353
Pegasystems, Inc.	25,648	768,671
Porch Group, Inc.(a)(b)	28,550	429,392
Procore Technologies, Inc.(a)	34,128	1,386,279
Progress Software Corp.(a)	11,927	400,509
PTC, Inc.(a)	32,122	3,649,380
Q2 Holdings, Inc.(a)	16,489	793,121
Qualys, Inc.(a)	10,151	1,395,661
Rapid7, Inc.(a)	15,420	124,902
REalloys, Inc.(a)(b)	15,074	217,819
Red Violet, Inc.(a)	2,511	160,001
Rimini Street, Inc.(a)(b)	25,640	109,226
RingCentral, Inc., Class A	24,802	966,782
Riot Platforms, Inc.(a)	92,563	2,534,375
Roper Technologies, Inc.	27,762	9,394,383
Rubrik, Inc., Class A(a)	39,710	3,187,919
SailPoint, Inc.(a)(b)	16,306	238,720
Salesforce, Inc.	215,821	33,810,518
Samsara, Inc., Class A(a)	93,307	3,025,946
SentinelOne, Inc., Class A(a)	86,917	1,474,981
ServiceNow, Inc.(a)	278,649	27,664,273
ServiceTitan, Inc., Class A(a)(b)	16,267	1,150,240
SoundHound AI, Inc., Class A(a)(b)	100,429	649,776
Sprinklr, Inc., Class A(a)	31,241	161,204
Sprout Social, Inc., Class A(a)	13,892	104,885
SPS Commerce, Inc.(a)	9,978	570,442
Strategy, Inc., Class A(a)(b)	88,854	7,724,078
Synopsys, Inc.(a)	50,580	22,562,221
Tenable Holdings, Inc.(a)	31,832	1,173,964
Teradata Corp.(a)	26,712	925,571
Terawulf, Inc.(a)	93,153	2,300,879
Thryv Holdings, Inc.(a)	6,754	26,611
Trimble, Inc.(a)	65,711	3,363,089
Tyler Technologies, Inc.(a)	11,887	3,476,472
UiPath, Inc., Class A(a)(b)	109,303	1,188,124
Unity Software, Inc.(a)	97,870	2,797,125
Varonis Systems, Inc.(a)	30,689	1,287,710
Vertex, Inc., Class A(a)	19,247	220,956
Via Transportation, Inc., Class A(a)	13,993	253,833
Security	Shares	Value
Software (continued)
Viant Technology, Inc., Class A(a)	7,905	$ 100,077
Weave Communications, Inc.(a)	13,623	81,602
Workday, Inc., Class A(a)	55,792	6,830,057
Workiva, Inc., Class A(a)	13,266	643,534
Xperi, Inc.(a)(b)	12,599	103,690
Yext, Inc.(a)(b)	25,618	119,636
Zeta Global Holdings Corp., Class A(a)(b)	58,158	1,144,549
Zoom Communications, Inc., Class A(a)	71,943	6,209,400
Zscaler, Inc.(a)	28,366	4,003,861
		1,430,391,585
Specialized REITs — 0.7%
American Tower Corp.	126,543	20,698,638
Crown Castle, Inc.	117,938	8,931,445
CubeSmart	59,649	2,372,241
Digital Realty Trust, Inc.	94,923	17,046,272
EPR Properties	21,000	1,218,210
Equinix, Inc.	26,734	27,867,254
Extra Space Storage, Inc.	57,170	8,306,801
Farmland Partners, Inc.	10,407	100,740
Fermi, Inc.(a)	55,729	510,478
Four Corners Property Trust, Inc.	28,240	693,292
Gaming & Leisure Properties, Inc.	72,883	3,245,480
Gladstone Land Corp.	9,404	80,216
Iron Mountain, Inc.	79,870	10,088,380
Lamar Advertising Co., Class A	23,676	3,692,982
Millrose Properties, Inc., Class A	41,672	1,252,243
National Storage Affiliates Trust	18,723	832,612
Outfront Media, Inc.	39,421	1,291,432
Public Storage	43,158	13,737,623
Rayonier, Inc.	81,560	1,735,597
Safehold, Inc.	14,718	231,073
SBA Communications Corp., Class A	28,922	5,103,576
Smartstop Self Storage REIT, Inc.	15,002	487,565
VICI Properties, Inc.	297,640	7,902,342
Weyerhaeuser Co.	199,150	4,767,651
		142,194,143
Specialty Retail — 1.6%
1-800-Flowers.com, Inc., Class A(a)(b)	10,896	37,918
Abercrombie & Fitch Co., Class A(a)	13,921	1,253,029
Academy Sports & Outdoors, Inc.	17,389	819,544
Advance Auto Parts, Inc.	15,830	984,943
American Eagle Outfitters, Inc.	49,330	848,476
Arhaus, Inc., Class A	13,796	116,162
Arko Corp., Class A	21,170	169,995
Asbury Automotive Group, Inc.(a)	5,504	1,106,744
AutoNation, Inc.(a)	6,993	1,299,229
AutoZone, Inc.(a)	4,467	14,276,264
Bath & Body Works, Inc.	62,210	1,438,917
Bed Bath & Beyond, Inc.(a)(b)	11,740	67,975
Best Buy Co., Inc.	52,400	3,976,112
Boot Barn Holdings, Inc.(a)	8,308	1,364,755
Buckle, Inc. (The)	6,899	291,138
Build-A-Bear Workshop, Inc.	4,337	132,756
Burlington Stores, Inc.(a)	16,706	5,292,461
Caleres, Inc.	10,858	134,313
Camping World Holdings, Inc., Class A	15,139	115,511
CarMax, Inc.(a)	41,674	2,204,138
Carvana Co., Class A(a)	188,215	12,388,311
Chewy, Inc., Class A(a)	63,800	1,253,670
Designer Brands, Inc., Class A	18,034	105,138
Dick’s Sporting Goods, Inc.	17,819	4,041,527
EVgo, Inc., Class A(a)(b)	21,040	40,186

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Five Below, Inc.(a)	14,857	$ 2,671,140
Floor & Decor Holdings, Inc., Class A(a)	28,293	1,679,473
GameStop Corp., Class A(a)(b)	110,470	2,439,178
Gap, Inc. (The)	62,347	1,164,642
Genesco, Inc.(a)	3,252	109,820
Group 1 Automotive, Inc.	3,428	998,131
Haverty Furniture Cos., Inc.	4,662	119,021
Home Depot, Inc. (The)	270,833	95,517,382
Lithia Motors, Inc., Class A	6,483	1,883,247
Lowe’s Cos., Inc.	151,732	33,455,389
MarineMax, Inc.(a)	5,508	201,703
Monro, Inc.	8,620	147,488
Murphy U.S.A., Inc.	4,618	2,488,502
National Vision Holdings, Inc.(a)	21,000	399,210
OneWater Marine, Inc., Class A(a)(b)	3,434	38,701
O’Reilly Automotive, Inc.(a)	225,337	20,751,284
Outdoor Holding Co.(a)	37,292	85,026
Penske Automotive Group, Inc.	5,412	968,477
Petco Health & Wellness Co., Inc.(a)(b)	23,794	64,720
RealReal, Inc. (The)(a)	27,147	320,063
Revolve Group, Inc., Class A(a)(b)	9,889	226,359
RH(a)	4,241	698,620
Ross Stores, Inc.	85,779	18,258,060
Sally Beauty Holdings, Inc.(a)	28,200	398,748
Shoe Station Group, Inc.	5,621	83,359
Signet Jewelers Ltd.	11,935	1,028,797
Sonic Automotive, Inc., Class A	3,395	287,862
Stitch Fix, Inc., Class A(a)	26,708	109,770
ThredUp, Inc., Class A(a)	29,958	205,212
TJX Cos., Inc. (The)	300,384	45,508,176
Tractor Supply Co.	144,221	4,558,826
Ulta Beauty, Inc.(a)(b)	11,732	5,290,897
Upbound Group, Inc.	16,634	352,974
Urban Outfitters, Inc.(a)	16,836	1,192,999
Valvoline, Inc.(a)	34,631	1,369,310
Victoria’s Secret & Co.(a)	18,704	1,561,410
Warby Parker, Inc., Class A(a)	26,279	797,305
Wayfair, Inc., Class A(a)	26,658	2,463,732
Williams-Sonoma, Inc.	31,224	7,278,314
Winmark Corp.	789	333,810
Zumiez, Inc.(a)	5,492	97,758
		311,364,107
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	3,924,951	1,135,723,821
Corsair Gaming, Inc.(a)	10,379	100,365
Dell Technologies, Inc., Class C	81,706	35,252,871
Diebold Nixdorf, Inc.(a)	6,806	578,646
Eastman Kodak Co.(a)(b)	20,361	188,339
Everpure, Inc., Class A(a)	86,584	6,821,953
GPGI, Inc., Class A(b)	47,975	760,404
Hewlett Packard Enterprise Co.	359,553	16,219,436
HP, Inc.	246,233	5,402,352
Immersion Corp.	5,105	34,561
Infleqtion, Inc.(a)(b)	31,163	415,091
IonQ, Inc.(a)(b)	99,629	5,306,241
NetApp, Inc.	53,344	8,255,518
Quantum Computing, Inc.(a)(b)	54,287	526,584
Sandisk Corp.(a)	39,507	89,828,251
Super Micro Computer, Inc.(a)(b)	151,255	4,436,309
Turtle Beach Corp.(a)	8,592	106,970
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	91,771	$ 58,615,973
Xerox Holdings Corp.	34,194	107,027
		1,368,680,712
Textiles, Apparel & Luxury Goods — 0.2%
Amer Sports, Inc.(a)	49,838	1,686,518
Birkenstock Holding PLC(a)(b)	14,201	611,069
Capri Holdings Ltd.(a)	30,921	574,203
Carter’s, Inc.	10,031	412,876
Columbia Sportswear Co.	8,297	512,921
Crocs, Inc.(a)	13,124	1,583,279
Deckers Outdoor Corp.(a)	39,467	3,918,678
Ermenegildo Zegna NV	14,979	195,027
Figs, Inc., Class A(a)	23,660	242,042
G-III Apparel Group Ltd.	11,420	384,968
Kontoor Brands, Inc.	14,377	1,198,179
Lululemon Athletica, Inc.(a)	28,534	3,258,012
Movado Group, Inc.	4,425	173,947
NIKE, Inc., Class B	318,849	13,088,751
On Holding AG, Class A(a)	59,720	2,115,282
Oxford Industries, Inc.	4,671	162,878
PVH Corp.	12,394	920,378
Ralph Lauren Corp., Class A	10,573	4,244,108
Steven Madden Ltd.	19,593	824,865
Tapestry, Inc.	54,736	8,012,256
Under Armour, Inc., Class A(a)(b)	51,058	326,261
Under Armour, Inc., Class C, NVS(a)	51,961	323,197
VF Corp.	93,963	1,567,303
Wolverine World Wide, Inc.	22,952	379,397
		46,716,395
Tobacco — 0.6%
Altria Group, Inc.	453,819	32,652,277
Philip Morris International, Inc.	423,416	76,600,189
Turning Point Brands, Inc.	4,095	347,297
Universal Corp.	6,755	352,408
		109,952,171
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc., Class A(a)	9,092	58,825
Applied Industrial Technologies, Inc.	10,106	3,417,344
BlueLinx Holdings, Inc.(a)	2,328	144,057
Boise Cascade Co.	11,128	863,867
Core & Main, Inc., Class A(a)	52,280	2,522,510
Custom Truck One Source, Inc.(a)(b)	17,494	206,604
Distribution Solutions Group, Inc.(a)	4,047	110,685
DNOW, Inc.(a)	50,620	656,541
DXP Enterprises, Inc.(a)	2,880	485,971
Fastenal Co.	312,954	15,031,181
Ferguson Enterprises, Inc.	51,603	12,246,940
GATX Corp.	9,173	1,625,364
Global Industrial Co.	4,019	134,476
Herc Holdings, Inc.	8,610	1,234,157
Hudson Technologies, Inc.(a)	11,513	66,085
McGrath RentCorp	6,252	756,680
MSC Industrial Direct Co., Inc., Class A	12,550	1,492,823
NPK International, Inc.(a)	26,742	425,465
QXO, Inc.(a)(b)	175,353	3,030,100
Rush Enterprises, Inc., Class A	15,728	1,147,908
Rush Enterprises, Inc., Class B	3,416	261,324
SiteOne Landscape Supply, Inc.(a)	12,427	1,421,773
Sunbelt Rentals Holdings, Inc.(b)	111,377	8,332,113
Titan Machinery, Inc.(a)	5,807	122,644
Transcat, Inc.(a)	2,657	246,490

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	16,943	$ 19,194,555
Watsco, Inc.	9,382	3,909,761
WESCO International, Inc.	13,001	4,490,935
Willis Lease Finance Corp.	1,195	273,416
WW Grainger, Inc.	11,800	16,052,720
Xometry, Inc., Class A(a)(b)	12,546	1,210,940
		101,174,254
Water Utilities — 0.1%
American States Water Co.	10,362	856,212
American Water Works Co., Inc.	52,975	6,970,450
California Water Service Group	15,750	766,238
Consolidated Water Co. Ltd.	4,788	141,246
Essential Utilities, Inc.	74,718	2,862,447
H2O America	7,790	473,398
Middlesex Water Co.	5,313	298,378
York Water Co. (The)	3,355	102,831
		12,471,200
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	17,706	54,889
Millicom International Cellular SA	24,547	2,227,886
Shenandoah Telecommunications Co.	13,528	204,002
Spok Holdings, Inc.	7,779	79,657
Telephone & Data Systems, Inc.	28,023	1,037,131
T-Mobile U.S., Inc.	132,307	22,191,853
		25,795,418
Total Common Stocks — 99.9% (Cost: $11,494,022,159)		19,677,277,075
Rights
Automobile Components — 0.0%
GTX, Inc., Contingent Rights, CVR(a)(b)(d)	684	—
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(d)	21,010	13,657
Arcellx, Inc., CVR(a)	10,685	748
Security	Shares	Value
Biotechnology (continued)
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	$ 2,835
Inhibrx, Inc., CVR(a)(d)	7,685	12,834
		30,074
Capital Markets — 0.0%
TPG, Inc., CVR(a)	61,706	617
Pharmaceuticals — 0.0%
Aduro Biotech CVR(a)(d)	4,039	2,060
Total Rights — 0.0% (Cost: $1,402)		32,751
Total Long-Term Investments — 99.9% (Cost: $11,494,023,561)		19,677,309,826
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(e)(f)	241,815,819	241,888,364
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(e)	20,415,742	20,415,742
Total Short-Term Securities — 1.3% (Cost: $262,181,655)		262,304,106
Total Investments — 101.2% (Cost: $11,756,205,216)		19,939,613,932
Liabilities in Excess of Other Assets — (1.2)%		(231,717,631)
Net Assets — 100.0%		$ 19,707,896,301

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 191,599,238	$ 50,262,945 (a)	$ —	$ 9,888	$ 16,293	$ 241,888,364	241,815,819	$ 225,696 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,573,663	—	(6,157,921)(a)	—	—	20,415,742	20,415,742	212,867	—
BlackRock, Inc.	39,771,517	1,613,711	(1,514,728)	864,660	(796,765)	39,938,395	41,535	235,159	—
				$ 874,548	$ (780,472)	$ 302,242,501		$ 673,722	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	18	09/18/26	$ 2,741	$ 77,521
S&P 500 E-Mini Index	70	09/18/26	26,419	284,056
				$ 361,577
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell 3000 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 19,675,890,089	$ 1,386,986	$ —	$ 19,677,277,075
Rights	—	1,365	31,386	32,751
Short-Term Securities
Money Market Funds	262,304,106	—	—	262,304,106
	$ 19,938,194,195	$ 1,388,351	$ 31,386	$ 19,939,613,932
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 361,577	$ —	$ —	$ 361,577

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust